UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Emerging Market Local Debt Portfolio

BlackRock International Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street,
New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Emerging Market Local Debt Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Brazil – 3.7%
Vale Overseas Ltd., 6.25%, 1/11/16	USD	4,350	$4,856,993

Colombia – 1.5%
Empresa de Telecomunicaciones de Bogota, 7.00%, 1/17/23 (a)	COP	3,378,000	1,962,016

Mexico – 4.3%
America Movil SAB de CV, 6.45%, 12/05/22	MXN	66,500	5,677,526

Total Corporate Bonds – 9.5%			12,496,535

Foreign Agency Obligations	Par (000)		Value

Russia – 2.5%
Sberbank of Russia Via SB Capital SA, 4.95%, 2/07/17	USD	3,000	3,195,000

Venezuela – 1.9%
Petroleos de Venezuela SA, 9.75%, 5/17/35		2,620	2,482,450

Total Foreign Agency Obligations – 4.4%			5,677,450

Foreign Government Obligations	Par (000)		Value

Brazil – 4.9%
Federative Republic of Brazil:
12.50%, 1/05/16	BRL	6,850	3,917,650
8.50%, 1/05/24		4,800	2,522,629

			6,440,279

Chile – 1.9%
Republic of Chile, 5.50%, 8/05/20	CLP	1,085,000	2,473,221

Colombia – 4.2%
Republic of Colombia:
12.00%, 10/22/15	COP	2,790,000	1,840,941
7.75%, 4/14/21		3,936,000	2,734,280
9.85%, 6/28/27		1,080,000	912,171

			5,487,392

Foreign Government Obligations	Par (000)		Value

Hungary – 3.5%
Republic of Hungary:
5.50%, 2/12/14	HUF	552,000	$2,340,424
6.75%, 2/24/17		509,500	2,250,285

			4,590,709

Indonesia – 8.8%
Republic of Indonesia:
7.38%, 9/15/16	IDR	27,200,000	3,013,327
8.25%, 7/15/21		19,750,000	2,399,815
11.00%, 9/15/25		18,700,000	2,717,795
9.50%, 7/15/31		25,350,000	3,436,356

			11,567,293

Malaysia – 4.6%
Federation of Malaysia:
4.24%, 2/07/18	MYR	3,200	1,082,087
4.38%, 11/29/19		4,500	1,540,410
4.39%, 4/15/26		9,760	3,407,643

			6,030,140

Mexico – 5.2%
United Mexican States:
8.00%, 12/17/15	MXN	18,000	1,595,674
6.50%, 6/10/21		9,100	818,957
8.50%, 5/31/29		26,900	2,874,409
8.50%, 11/18/38		13,800	1,512,408

			6,801,448

Panama – 0.0%
Republic of Panama, 9.38%, 4/01/29	USD	1	1,627

Peru – 2.9%
Republic of Peru, 7.84%, 8/12/20	PEN	7,760	3,774,836

Philippines – 1.4%
Republic of the Philippines, 4.95%, 1/15/21	PHP	66,000	1,847,709

Poland – 8.8%
Republic of Poland:
5.75%, 4/25/14	PLN	11,650	3,670,359
6.25%, 10/24/15		9,665	3,183,596
5.50%, 10/25/19		7,900	2,695,254
5.75%, 9/23/22		5,745	2,016,304

			11,565,513

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ABS	Asset-Backed Security	JPY	Japanese Yen
AMBAC	American Municipal	KRW	South Korean Won
	Bond Assurance Corp.	LIBOR	London Interbank
ARS	Argentine Peso		Offered Rate
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NGN	Nigerian Naira
CDO	Collateralized Debt	NOK	Norwegian Krone
	Obligation	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian Nuevo Sol
CLO	Collateralized Loan	PHP	Philippine Peso
	Obligation	PLN	Polish Zloty
CLP	Chilean Peso	RB	Revenue Bonds
CNY	Chinese Yuan	RON	Romanian New Leu
COP	Colombian Peso	RUB	Russian Rouble
CZK	Czech Koruna	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	SPDR	Standard & Poor’s
EURIBOR	Euro Interbank		Depositary Receipts
	Offered Rate	TBA	To-be-announced
FKA	Formerly known as	THB	Thai Baht
GBP	British Pound	TRY	Turkish Lira
GO	General Obligation	USD	US Dollar
HKD	Hong Kong Dollar	UYU	Uruguayan Peso
HUF	Hungarian Forint	WIBOR	Warsaw Interbank
IDR	Indonesian Rupiah		Offered Rate
ILS	Israeli Shekel	ZAR	South African Rand
INR	Indian Rupee

BLACKROCK FUNDS II	MARCH 31, 2013	1

Schedule of Investments (continued)	BlackRock Emerging Market Local Debt Portfolio (Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value

Romania – 0.5%
Republic of Romania, 5.75%, 1/27/16	RON	2,200	$641,611

Russia – 4.7%
Russian Federation:
7.60%, 4/14/21	RUB	142,600	4,832,253
8.15%, 2/03/27		37,400	1,299,397

			6,131,650

South Africa – 8.7%
Republic of South Africa:
13.50%, 9/15/15	ZAR	33,617	4,297,911
8.00%, 12/21/18		6,800	799,510
7.25%, 1/15/20		7,800	882,667
6.75%, 3/31/21		29,109	3,196,010
10.50%, 12/21/26		16,700	2,288,941

			11,465,039

Turkey – 8.9%
Republic of Turkey:
9.00%, 3/05/14	TRY	5,025	2,845,806
10.00%, 6/17/15		5,950	3,532,391
9.00%, 1/27/16		4,425	2,607,471
10.50%, 1/15/20		3,990	2,653,386

			11,639,054

Uruguay – 4.1%
Republic of Uruguay:
5.00%, 9/14/18	UYU	26,900	2,725,760

Foreign Government Obligations	Par (000)		Value

Uruguay (concluded)
4.38%, 12/15/28	UYU	36,800	$2,720,829

			5,446,589

Total Foreign Government Obligations – 73.1%			95,904,110

Total Long-Term Investments (Cost – $113,869,163) – 87.0%			114,078,095

Short-Term Securities	Shares		Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (b)(c)		9,462,693	9,462,693

Total Short-Term Securities (Cost – $9,462,693) – 7.2%			9,462,693

Options Purchased			Value

(Cost – $484,302) – 0.3%			420,754

Total Investments (Cost – $123,816,158*) – 94.5%			123,961,542
Other Assets Less Liabilities – 5.5%			7,209,992

Net Assets – 100.0%			$131,171,534

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$123,816,158

Gross unrealized appreciation	$1,473,714
Gross unrealized depreciation	(1,328,330)

Net unrealized appreciation	$145,384

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at		Shares Held at
	December 31,	Net	March 31,
Affiliate	2012	Activity	2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,366,556	(4,903,863)	9,462,693	$16,677

(c)	Represents the current yield as of report date.

—	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
85	Euro-Bund	Eurex	June 2013	USD	15,851,572	$139,286

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RON	2,238,759	USD	647,789	Deutsche Bank AG	4/01/13	$1,974
USD	1,359,229	HUF	323,428,578	Bank of America Corp.	4/02/13	(2,690)
USD	2,904,796	PLN	9,503,620	Deutsche Bank AG	4/02/13	(11,051)
ARS	10,000,000	USD	1,901,141	BNP Paribas SA	4/22/13	(34,842)
BRL	26,480,000	USD	13,283,837	Goldman Sachs Group, Inc.	4/22/13	(216,699)

2	BLACKROCK FUNDS II	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Emerging Market Local Debt Portfolio

—	Foreign currency exchange contracts as of March 31, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,080,000	USD	544,137	UBS AG	4/22/13	$(11,188)
CLP	1,903,650,000	USD	4,016,478	Credit Suisse Group AG	4/22/13	6,097
COP	2,626,680,000	USD	1,446,808	Bank of America Corp.	4/22/13	(11,202)
COP	1,993,180,000	USD	1,084,429	JPMorgan Chase & Co.	4/22/13	4,939
CZK	24,770,000	USD	1,227,968	UBS AG	4/22/13	4,106
EUR	2,230,000	USD	2,849,226	Deutsche Bank AG	4/22/13	9,766
HUF	323,428,578	USD	1,356,066	Bank of America Corp.	4/22/13	1,927
IDR	1,116,860,000	USD	114,315	Citigroup, Inc.	4/22/13	244
IDR	32,281,500,000	USD	3,310,923	Deutsche Bank AG	4/22/13	283
JPY	245,140,000	USD	2,571,745	Deutsche Bank AG	4/22/13	32,811
JPY	122,170,000	USD	1,275,776	HSBC Holdings Plc	4/22/13	22,251
MYR	28,220,000	USD	8,993,419	Citigroup, Inc.	4/22/13	103,571
MYR	1,140,000	USD	364,543	Deutsche Bank AG	4/22/13	2,947
NGN	474,980,000	USD	2,971,411	JPMorgan Chase & Co.	4/22/13	(2,873)
PLN	130,000	USD	39,879	Barclays Plc	4/22/13	(47)
PLN	9,503,620	USD	2,900,168	Deutsche Bank AG	4/22/13	11,721
RON	5,390,000	USD	1,567,494	Deutsche Bank AG	4/22/13	(8,068)
RON	4,800,000	USD	1,396,161	JPMorgan Chase & Co.	4/22/13	(7,432)
RUB	400,550,000	USD	12,920,051	Goldman Sachs Group, Inc.	4/22/13	(96,364)
RUB	13,470,000	USD	434,502	Goldman Sachs Group, Inc.	4/22/13	(3,257)
THB	386,460,000	USD	13,067,559	HSBC Holdings Plc	4/22/13	108,149
USD	1,285,496	AUD	1,230,000	Deutsche Bank AG	4/22/13	7,260
USD	5,140,446	AUD	4,970,000	UBS AG	4/22/13	(24,461)
USD	4,946,663	BRL	9,970,000	Goldman Sachs Group, Inc.	4/22/13	26,748
USD	1,141,009	CLP	541,580,000	Bank of America Corp.	4/22/13	(3,396)
USD	9,292,611	COP	16,845,180,000	Bank of America Corp.	4/22/13	85,917
USD	5,038,146	CZK	99,739,175	Bank of America Corp.	4/22/13	77,060
USD	138,561	CZK	2,750,000	JPMorgan Chase & Co.	4/22/13	1,775
USD	1,049,882	EUR	810,000	Bank of America Corp.	4/22/13	11,413
USD	1,338,041	EUR	1,030,000	Deutsche Bank AG	4/22/13	17,520
USD	6,127,006	EUR	4,730,000	HSBC Holdings Plc	4/22/13	62,864
USD	1,247,211	GBP	829,408	Citigroup, Inc.	4/22/13	(12,863)
USD	5,146,150	GBP	3,410,000	Deutsche Bank AG	4/22/13	(34,474)
USD	5,171,946	HUF	1,224,360,000	Bank of America Corp.	4/22/13	31,172
USD	215,728	HUF	50,990,000	Deutsche Bank AG	4/22/13	1,634
USD	2,819,481	HUF	664,800,000	HSBC Holdings Plc	4/22/13	28,156
USD	2,297,299	HUF	543,561,271	UBS AG	4/22/13	15,025
USD	1,160,608	IDR	11,394,850,000	HSBC Holdings Plc	4/22/13	(8,194)
USD	638,474	ILS	2,320,000	BNP Paribas SA	4/22/13	1,285
USD	1,256,513	ILS	4,630,000	Deutsche Bank AG	4/22/13	(15,118)
USD	675,044	ILS	2,450,000	JPMorgan Chase & Co.	4/22/13	2,150
USD	2,587,838	INR	141,710,000	Deutsche Bank AG	4/22/13	(5,654)
USD	2,582,280	MXN	32,110,000	Citigroup, Inc.	4/22/13	(11,238)
USD	3,058,041	MXN	37,879,955	Citigroup, Inc.	4/22/13	(1,515)
USD	1,188,414	MXN	14,690,000	Deutsche Bank AG	4/22/13	1,905
USD	667,161	MYR	2,070,000	HSBC Holdings Plc	4/22/13	(124)
USD	2,039,812	PLN	6,630,000	Bank of America Corp.	4/22/13	8,393
USD	999,454	THB	29,310,000	JPMorgan Chase & Co.	4/22/13	179

BLACKROCK FUNDS II	MARCH 31, 2013	3

Schedule of Investments (continued)	BlackRock Emerging Market Local Debt Portfolio

—	Foreign currency exchange contracts as of March 31, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,863,016	TRY	3,400,000	BNP Paribas SA	4/22/13	$(10,284)
USD	2,357,668	TRY	4,305,629	JPMorgan Chase & Co.	4/22/13	(14,607)
USD	5,398,191	ZAR	50,321,398	Barclays Plc	4/22/13	(55,861)
USD	1,193,093	ZAR	11,030,000	Credit Suisse Group AG	4/22/13	(2,386)
USD	636,923	ZAR	5,940,000	JPMorgan Chase & Co.	4/22/13	(6,880)
USD	708,703	ZAR	6,570,000	JPMorgan Chase & Co.	4/22/13	(3,382)
ZAR	12,070,000	USD	1,286,811	Bank of America Corp.	4/22/13	21,388
ZAR	11,880,000	USD	1,271,282	JPMorgan Chase & Co.	4/22/13	16,324
ARS	5,500,000	USD	933,786	Citigroup, Inc.	6/28/13	(3,792)

Total						$109,012

—	Over-the-counter options purchased as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
	Goldman Sachs
EUR Currency	Group, Inc.	Put	USD	1.23	11/18/13	EUR	8,000	$144,169
	Goldman Sachs
EUR Currency	Group, Inc.	Put	USD	1.28	11/27/13	EUR	8,000	276,585

Total								$420,754

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Corporate Bonds	–	$12,496,535	–	$12,496,535
Foreign Agency Obligations	–	5,677,450	–	5,677,450
Foreign Government Obligations	–	95,904,110	–	95,904,110
Short-Term Securities.	$9,462,693	–	–	9,462,693
Options Purchased:
Foreign Currency Exchange Contracts	–	420,754	–	420,754

Total	$9,462,693	$114,498,849	–	$123,961,542

4	BLACKROCK FUNDS II	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock Emerging Market Local Debt Portfolio

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$1,974	$726,980	–	$728,954
Interest rate contracts	139,286	–	–	139,286
Foreign currency exchange contracts	(13,741)	(606,201)	–	(619,942)

Total	$127,519	$120,779	–	$248,298

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$319,182	–	–	$319,182
Foreign currency at value	4,754,262	–	–	4,754,262

Total	$5,073,444	–	–	$5,073,444

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK FUNDS II	MARCH 31, 2013	5

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock International Bond Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Italy – 0.1%
Auto ABS, Series 2007-2, Class A, 0.35%,10/25/20 (a)	EUR	87	$111,832

Luxembourg – 0.7%
Bumper 2 SA, Series 2011-2, Class A, 1.37%, 2/23/23 (a)		954	1,232,250

Netherlands – 0.2%
HIGHWAY BV, Series 2012-1, Class A, 1.22%, 3/26/24 (a)		300	386,826

United Kingdom – 0.6%
Bumper 5 UK Finance Plc, Series 2012-5, Class A2, 1.89%, 6/20/22 (a)	GBP	544	834,193
Turbo Finance 2 Plc, Series 2012-1, Class A, 1.89%, 2/20/19 (a)		213	325,338

			1,159,531

United States – 1.5%
Capital One Multi-Asset Execution Trust, Series 2004-3C, Class 3C, 6.63%,4/19/17 (a)		550	877,140
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.31%,7/25/37 (a)	USD	52	51,183
SLM Student Loan Trust, Series 2003-10, 5.15%, 12/15/39	GBP	1,280	1,809,170

			2,737,493

Total Asset-Backed Securities – 3.1%			5,627,932

Capital Trusts	Par (000)		Value

France – 0.2%
Veolia Environnement SA, 4.45%,1/29/49 (a)	EUR	300	369,778

Germany – 0.1%
RWE AG, 4.63%, 9/29/49 (a)		170	221,719

Netherlands – 0.6%
Achmea BV, 5.13%, 6/29/49 (a)		90	112,478
Generali Finance BV:
5.32%, 6/29/49 (a)		550	595,716
5.48%, 12/29/49 (a)		300	323,972

			1,032,166

United States – 0.1%
Wells Fargo & Co., 7.98%,3/29/49 (a)	USD	210	242,288

Total Capital Trusts – 1.0%			1,865,951

Corporate Bonds	Par (000)		Value

Bermuda – 0.2%
Fidelity International Ltd., 7.13%,2/13/24	GBP	210	362,621

Denmark – 1.2%
Nykredit Realkredit A/S, 1.32%,10/01/38 (a)	DKK	5	895
Realkredit Danmark A/S, 2.00%,1/01/14		12,450	2,168,495

			2,169,390

Finland – 0.6%
Nordic Investment Bank, 6.00%,8/20/14	AUD	1,035	1,117,758

France – 0.7%
BNP Paribas SA, 3.03%,12/20/14 (a)	USD	566	587,556
Societe Generale SFH, 1.75%,3/05/20	EUR	500	648,384

			1,235,940

Germany – 1.2%
Commerzbank AG, 6.38%,3/22/19		520	698,189

Corporate Bonds	Par (000)		Value

Germany (concluded)
FMS Wertmanagement AoeR, 1.63%,2/22/17	EUR	800	$1,063,801
ThyssenKrupp AG,4.00%,8/27/18		375	489,037

			2,251,027

Ireland – 0.7%
Aquarius and Investments Plc For Zurich Insurance Co. Ltd., 4.25%,10/02/43 (a)		195	250,476
DEPFA ACS Bank, 1.65%,12/20/16	JPY	40,000	410,874
Intesa Sanpaolo Bank Ireland Plc, 4.00%, 8/08/13	EUR	500	646,860

			1,308,210

Italy – 0.3%
Davide Campari-Milano SpA, 5.38%,10/14/16		356	497,536

Luxembourg – 3.4%
European Union:
3.25%, 11/07/14		2,050	2,756,407
3.13%, 1/27/15		2,500	3,374,236

			6,130,643

Netherlands – 0.9%
ABN AMRO Bank NV, 3.75%,7/15/14		700	935,625
Allianz Finance II BV, 5.75%,7/08/41 (a)		500	714,617

			1,650,242

Philippines – 5.1%
Asian Development Bank, 2.35%,6/21/27	JPY	730,000	9,203,519

South Korea – 0.2%
POSCO, 5.25%, 4/14/21 (b)	USD	345	397,132

Sweden – 0.6%
Swedbank Hypotek AB, 2.00%,1/31/14	EUR	921	1,196,475

Switzerland – 0.6%
Credit Suisse AG/Guernsey, 1.63%, 3/06/15 (b)	USD	1,000	1,019,286

United Kingdom – 1.0%
Northern Rock Asset Management Plc, 5.63%,6/22/17 (b)		600	695,325
Vodafone Group Plc, 2.50%, 9/26/22		1,110	1,069,931

			1,765,256

United States – 2.8%
Ford Motor Credit Co. LLC, 12.00%,5/15/15		1,620	1,957,200
General Electric Capital Corp., 6.50%,9/28/15	NZD	2,745	2,438,495
Verisk Analytics, Inc., 4.13%,9/12/22	USD	100	103,448
WM Covered Bond Program, 4.38%,9/16/14	EUR	410	547,089

			5,046,232

Total Corporate Bonds – 19.5%			35,351,267

Foreign Agency Obligations	Par (000)		Value

Australia – 1.9%
Commonwealth Bank of Australia, 5.75%, 12/17/13	AUD	3,180	3,368,440

Canada – 0.5%
Canada Housing Trust No. 1, 2.40%, 12/15/22	CAD	975	970,208

France – 1.1%
Electricite de France SA, 5.50%, 10/17/41	GBP	500	829,101
Reseau Ferre de France, 5.50%, 12/01/21		600	1,105,793

			1,934,894

6	BLACKROCK FUNDS II	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock International Bond Portfolio (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value

Germany – 0.3%
Kreditanstalt fuer Wiederaufbau, 5.50%, 8/08/13	AUD	550	$576,885

Luxembourg – 0.7%
Gazprom Oao Via Gaz Capital SA, 3.39%, 3/20/20	EUR	990	1,278,499

Mexico – 0.4%
Petroleos Mexicanos, 3.50%, 1/30/23 (b)	USD	700	698,250

Netherlands – 1.2%
Fortis Bank Nederland NV, 3.38%, 5/19/14	EUR	750	995,480
LeasePlan Corp. NV, 3.25%, 5/22/14		950	1,259,201

			2,254,681

Spain – 1.3%
Banco Financiero y de Ahorros SA, 3.88%, 11/30/13		1,300	1,686,086
Instituto de Credito Oficial, 4.53%, 3/17/16	CAD	700	665,788

			2,351,874

United Arab Emirates – 0.3%
Emirates Airline, 4.50%, 2/06/25	USD	530	519,983

United Kingdom – 1.5%
Network Rail Infrastructure Finance Plc, 4.88%, 11/27/15	GBP	1,630	2,759,180

Total Foreign Agency Obligations – 9.2%			16,712,894

Foreign Government Obligations	Par (000)		Value

Australia – 7.0%
Commonwealth of Australia:
5.75%, 7/15/22	AUD	20	24,706
3.00%, 9/20/25		465	665,585
4.75%, 4/21/27		650	747,052
New South Wales Treasury Corp., 2.75%, 11/20/25		1,515	2,053,766
Queensland Treasury Corp., 6.00%, 9/14/17		8,055	9,254,326

			12,745,435

Austria – 4.4%
Republic of Austria:
4.30%, 7/15/14	EUR	3,500	4,728,426
4.00%, 9/15/16		2,205	3,169,971

			7,898,397

Belgium – 4.8%
Kingdom of Belgium:
4.25%, 9/28/13		1,900	2,484,601
2.75%, 3/28/16		295	404,036
4.00%, 3/28/17		200	289,313
3.50%, 6/28/17		3,880	5,530,403

			8,708,353

Denmark – 3.5%
Kingdom of Denmark, 3.13%, 3/17/14		4,860	6,406,050

Finland – 2.6%
Republic of Finland, 4.25%, 7/04/15		3,425	4,801,497

France – 3.8%
Republic of France, 4.00%, 10/25/38		4,664	6,917,222

Foreign Government Obligations	Par (000)		Value

Germany – 1.6%
Federal Republic of Germany:
5.63%, 1/04/28	EUR	640	$1,222,084
4.25%, 7/04/39		300	544,181
4.75%, 7/04/40		585	1,146,742

			2,913,007

Ireland – 1.1%
Republic of Ireland, 3.90%, 3/20/23		1,600	1,988,306

Italy – 11.9%
Buoni Poliennali Del Tesoro:
3.75%, 4/15/16		1,370	1,808,625
4.75%, 9/15/16		3,445	4,675,772
4.00%, 2/01/17		3,100	4,093,646
4.75%, 5/01/17		400	538,807
4.50%, 2/01/20		1,625	2,134,332
4.25%, 3/01/20		3,415	4,424,535
4.75%, 9/01/21		600	792,806
5.00%, 8/01/39		325	407,593
5.00%, 9/01/40		2,245	2,798,880

			21,674,996

Japan – 13.6%
Development Bank of Japan (20 Year), 1.05%, 6/20/23	JPY	813,000	9,015,711
Government of Japan (10 Year), Series 318, 1.00%, 9/20/21		61,000	676,466
Government of Japan (20 Year), Series 130, 1.80%, 9/20/31		891,000	10,237,238
Government of Japan (30 Year):
Series 26, 2.40%, 3/20/37		72,000	907,590
Series 27, 2.50%, 9/20/37		115,000	1,476,529
Series 37, 1.90%, 9/20/42		143,000	1,639,435
Government of Japan CPI Linked, Series 14, 1.20%, 12/10/17		66,300	786,582

			24,739,551

Netherlands – 0.9%
Kingdom of the Netherlands, 1.75%, 7/15/23	EUR	1,200	1,535,425

South Africa – 0.4%
Republic of South Africa, 6.50%, 2/28/41	ZAR	8,400	738,007

Spain – 4.1%
Kingdom of Spain:
3.15%, 1/31/16	EUR	10	12,865
3.25%, 4/30/16		483	620,331
4.25%, 10/31/16		1,390	1,826,833
5.50%, 7/30/17		526	724,322
4.10%, 7/30/18		55	71,084
5.50%, 4/30/21		610	822,244
5.40%, 1/31/23		500	657,794
4.80%, 1/31/24		800	991,498
4.20%, 1/31/37		1,535	1,603,269
4.70%, 7/30/41		170	188,532

			7,518,772

Turks and Caicos Islands – 0.8%
Turks and Caicos Islands, 3.20%, 2/22/16 (b)	USD	1,330	1,396,840

United Kingdom – 2.9%
United Kingdom Gilt, 4.50%, 12/07/42	GBP	2,679	5,166,138

Total Foreign Government Obligations – 63.4%			115,147,996

BLACKROCK FUNDS II	MARCH 31, 2013	7

Schedule of Investments (continued)	BlackRock International Bond Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 2.7%
Netherlands – 0.4%
Storm BV, Series 2010-1, Class A1, 1.01%, 3/22/52 (a)	EUR	542	$698,728

United Kingdom – 1.8%
Arkle Master Issuer Plc:
Series 2010-2A, Class 1A1, 1.69%, 5/17/60 (a)(b)	USD	2,025	2,033,884
Series 2012-1A, Class 2A1, 1.99%, 5/17/60 (a)(b)		578	593,281
Holmes Master Issuer Plc, Series 2010-1A, Class A2, 1.70%, 10/15/54 (a)(b)		619	623,412

			3,250,577

United States – 0.5%
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.94%, 11/25/34 (a)		521	512,991
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1 4.88%, 1/25/35 (a)		443	436,031

			949,022

Commercial Mortgage-Backed Securities – 0.2%
Ireland – 0.2%
German Residential Asset Note Distributor Plc, Series 1, Class B, 1.72%, 1/20/21 (a)	EUR	286	364,570

Total Non-Agency Mortgage-Backed Securities – 2.9%			5,262,897

U.S. Treasury Obligations – 0.6%	Par (000)		Value

U.S. Treasury Notes, 2.00%, 2/15/23	USD	1,043	$1,056,200

Total Long-Term Investments (Cost – $179,015,067) – 99.7%			181,025,137

Short-Term Securities		Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)		613,317	613,317

Total Short-Term Securities (Cost – $613,317) – 0.3%			613,317

Options Purchased			Value

(Cost – $444,703) – 0.1%			190,279

Total Investments Before Options Written (Cost – $180,073,087*) – 100.1%			181,828,733

Options Written			Value

(Premiums Received – $ 379,918) – (0.1)%			(146,328)

Total Investments Net of Options Written – 100.0%			181,682,405
Liabilities in Excess of Other Assets – 0.0%			(27,177)

Net Assets – 100.0%			$181,655,228

Notes to Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$180,466,784

Gross unrealized appreciation	$21,193,269
Gross unrealized depreciation	(19,831,320)

Net unrealized appreciation	$1,361,949

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	4,284,314	(3,670,997)	613,317	$1,354

(d)	Represents the current yield as of report date.

—	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

12	Australian Government Bonds (10 Year)	Sydney	June 2013	USD	11,127,943	$28,886
21	Canadian Government Bonds (10 Year)	Montreal	June 2013	USD	2,787,201	53,301
43	Euro-Bund	Eurex	June 2013	USD	8,019,031	86,722
2	Euro-Buxl	Eurex	June 2013	USD	347,265	4,540
6	Japanese Government Bonds (10 Year)	Tokyo	June 2013	USD	9,292,419	70,107
5	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2013	USD	620,273	1,553
1	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2013	USD	144,469	954
1	Ultra Treasury Bonds	Chicago Board of Trade	June 2013	USD	157,594	(1,292)
(161)	Australian Government Bonds (3 Year)	Sydney	June 2013	USD	(49,132,732)	(55,241)

8	BLACKROCK FUNDS II	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock International Bond Portfolio

—	Financial futures contracts as of March 31, 2013 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

(46)	Euro-Bobl	Eurex	June 2013	USD	(7,471,766)	$(40,617)
(213)	Euro-Schatz	Eurex	June 2013	USD	(30,256,454)	(34,260)
(18)	Gilt British	London	June 2013	USD	(3,249,393)	(54,140)
(43)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2013	USD	(9,479,484)	(2,216)
(75)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2013	USD	(9,898,828)	(73,787)

Total						$(15,490)

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	120,000	USD	118,053	Goldman Sachs Group, Inc.	4/01/13	$(94)
USD	132,881	CAD	135,000	Citigroup, Inc.	4/01/13	176
EUR	1,130,000	USD	1,448,411	Goldman Sachs Group, Inc.	4/03/13	23
USD	832,840	AUD	800,000	Bank of America Corp.	4/03/13	360
MYR	6,295,639	USD	2,030,000	Deutsche Bank AG	4/11/13	1,081
SGD	1,330,000	USD	1,085,271	Deutsche Bank AG	4/11/13	(12,959)
SGD	1,175,000	USD	957,152	Deutsche Bank AG	4/11/13	(9,809)
USD	955,000	MYR	2,920,925	Deutsche Bank AG	4/11/13	12,660
USD	1,075,000	MYR	3,274,697	Deutsche Bank AG	4/11/13	18,527
USD	2,024,979	SGD	2,505,000	Deutsche Bank AG	4/11/13	5,324
USD	935,000	KRW	1,028,313,000	Deutsche Bank AG	4/15/13	11,703
JPY	26,015,000	USD	282,067	Citigroup, Inc.	4/16/13	(5,674)
AUD	800,000	USD	831,973	Bank of America Corp.	4/17/13	(291)
AUD	227,000	USD	235,471	UBS AG	4/17/13	519
AUD	247,000	USD	255,275	UBS AG	4/17/13	1,506
CAD	279,000	USD	276,757	Bank of America Corp.	4/17/13	(2,228)
CAD	169,000	USD	167,279	Bank of New York Mellon Corp.	4/17/13	(987)
CAD	1,765,000	USD	1,767,830	Citigroup, Inc.	4/17/13	(31,114)
CAD	913,000	USD	925,276	JPMorgan Chase & Co.	4/17/13	(26,907)
CHF	2,607,899	USD	2,880,606	Goldman Sachs Group, Inc.	4/17/13	(132,730)
GBP	40,000	USD	62,837	Royal Bank of Scotland Group Plc	4/17/13	(2,066)
JPY	27,097,284	USD	295,000	Citigroup, Inc.	4/17/13	(7,107)
JPY	3,921,493,000	USD	44,693,454	Deutsche Bank AG	4/17/13	(3,029,857)
MXN	25,183,000	USD	1,949,138	JPMorgan Chase & Co.	4/17/13	85,855
NOK	2,476,000	USD	439,192	Deutsche Bank AG	4/17/13	(15,608)
PLN	5,095,000	USD	1,599,443	Goldman Sachs Group, Inc.	4/17/13	(37,701)
SEK	10,334,000	USD	1,572,395	Goldman Sachs Group, Inc.	4/17/13	12,715
SGD	1,178,000	USD	959,384	Deutsche Bank AG	4/17/13	(9,609)
USD	16,010,588	AUD	15,427,000	Deutsche Bank AG	4/17/13	(27,363)
USD	344,592	AUD	330,000	JPMorgan Chase & Co.	4/17/13	1,523
USD	955,061	CAD	968,000	Barclays Plc	4/17/13	2,573
USD	118,013	CAD	120,000	Goldman Sachs Group, Inc.	4/17/13	(64)
USD	279,076	CAD	285,000	UBS AG	4/17/13	(1,357)
USD	1,817,177	CHF	1,677,000	Goldman Sachs Group, Inc.	4/17/13	50,165
USD	476,068	DKK	2,714,237	Deutsche Bank AG	4/17/13	9,284
USD	133,125	GBP	85,000	Citigroup, Inc.	4/17/13	3,986
USD	363,374	GBP	230,000	Citigroup, Inc.	4/17/13	13,938
USD	321,666	GBP	200,000	Citigroup, Inc.	4/17/13	17,808
USD	334,030	GBP	220,000	Citigroup, Inc.	4/17/13	(213)
USD	496,595	GBP	310,000	Goldman Sachs Group, Inc.	4/17/13	25,616
USD	279,521	GBP	185,000	UBS AG	4/17/13	(1,547)
USD	468,789	JPY	45,000,000	Citigroup, Inc.	4/17/13	(9,310)
USD	192,187	JPY	18,000,000	Citigroup, Inc.	4/17/13	948

BLACKROCK FUNDS II	MARCH 31, 2013	9

Schedule of Investments (continued)	BlackRock International Bond Portfolio

—	Foreign currency exchange contracts as of March 31, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	224,631	JPY	20,985,000	Citigroup, Inc.	4/17/13	$1,677
USD	639,876	JPY	59,735,000	Citigroup, Inc.	4/17/13	5,226
USD	1,869,463	JPY	170,000,000	Citigroup, Inc.	4/17/13	63,311
USD	1,869,021	JPY	175,710,000	Citigroup, Inc.	4/17/13	2,203
USD	88,562	JPY	8,286,000	Royal Bank of Scotland Group Plc	4/17/13	528
USD	2,434,925	NZD	2,928,000	Goldman Sachs Group, Inc.	4/17/13	(11,682)
USD	305,884	SEK	1,985,000	Credit Suisse Group AG	4/17/13	1,409
USD	32,439	ZAR	290,000	Citigroup, Inc.	4/17/13	986
USD	277,957	ZAR	2,500,000	Citigroup, Inc.	4/17/13	6,813
USD	263,626	ZAR	2,283,000	Deutsche Bank AG	4/17/13	16,017
ZAR	5,100,000	USD	560,462	Deutsche Bank AG	4/17/13	(7,329)
ZAR	4,300,000	USD	493,817	JPMorgan Chase & Co.	4/17/13	(27,450)
RUB	58,839,550	USD	1,915,662	Deutsche Bank AG	4/18/13	(30,594)
USD	290,000	RUB	8,855,440	Citigroup, Inc.	4/18/13	6,295
USD	1,614,083	RUB	49,984,110	Deutsche Bank AG	4/18/13	12,721
CHF	111,425	EUR	90,000	Deutsche Bank AG	4/22/13	2,028
EUR	1,600,000	CHF	1,980,720	Deutsche Bank AG	4/22/13	(35,870)
EUR	1,500,000	CHF	1,865,745	UBS AG	4/22/13	(42,922)
EUR	1,310,000	CHF	1,607,737	UBS AG	4/22/13	(14,640)
EUR	260,539	USD	356,742	Bank of New York Mellon Corp.	4/23/13	(22,713)
EUR	1,990,000	USD	2,665,740	Barclays Plc	4/23/13	(114,426)
EUR	4,377,794	USD	5,940,934	Citigroup, Inc.	4/23/13	(328,305)
EUR	230,000	USD	300,808	Citigroup, Inc.	4/23/13	(5,932)
EUR	1,100,000	USD	1,468,602	UBS AG	4/23/13	(58,328)
USD	223,340	EUR	170,000	Barclays Plc	4/23/13	5,388
USD	1,089,156	EUR	840,000	Barclays Plc	4/23/13	12,219
USD	266,264	EUR	205,000	Citigroup, Inc.	4/23/13	3,440
USD	466,294	EUR	360,000	Citigroup, Inc.	4/23/13	4,749
USD	193,941	EUR	145,000	Citigroup, Inc.	4/23/13	8,042
USD	818,846	EUR	605,000	Citigroup, Inc.	4/23/13	43,195
USD	2,042,459	EUR	1,515,000	Citigroup, Inc.	4/23/13	100,127
USD	22,011,568	EUR	16,519,000	Citigroup, Inc.	4/23/13	833,091
USD	2,022,702	EUR	1,575,000	Citigroup, Inc.	4/23/13	3,445
USD	1,335,740	EUR	1,022,000	Deutsche Bank AG	4/23/13	25,466
USD	1,024,365	EUR	750,000	Deutsche Bank AG	4/23/13	62,814
USD	1,448,594	EUR	1,130,000	Goldman Sachs Group, Inc.	4/23/13	(142)
USD	39,881	EUR	30,000	UBS AG	4/23/13	1,419
USD	565,048	EUR	435,000	UBS AG	4/23/13	7,348
USD	329,820	EUR	245,000	UBS AG	4/23/13	15,714
USD	910,601	EUR	690,000	UBS AG	4/23/13	25,975
USD	2,372,746	EUR	1,748,000	UBS AG	4/23/13	131,691
EUR	848,195	HUF	250,031,000	Barclays Plc	5/13/13	40,420
JPY	265,369,426	USD	2,905,000	Citigroup, Inc.	5/13/13	(85,074)
JPY	89,825,450	USD	935,000	Deutsche Bank AG	5/13/13	19,523
USD	1,740,000	JPY	163,158,060	Citigroup, Inc.	5/13/13	6,214
USD	4,283,305	JPY	396,762,544	Deutsche Bank AG	5/13/13	67,141
MYR	4,181,000	USD	1,366,653	Deutsche Bank AG	5/15/13	(21,047)
USD	190,000	MYR	593,969	Citigroup, Inc.	5/15/13	(1,162)
EUR	690,000	USD	897,414	Citigroup, Inc.	5/28/13	(12,559)
EUR	750,000	USD	983,700	Deutsche Bank AG	5/28/13	(21,901)
EUR	715,000	USD	926,804	Deutsche Bank AG	5/28/13	(9,889)
USD	1,852,063	EUR	1,440,000	Barclays Plc	5/28/13	5,409
USD	3,759,830	EUR	2,875,000	Citigroup, Inc.	5/28/13	72,934

10	BLACKROCK FUNDS II	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock International Bond Portfolio

—	Foreign currency exchange contracts as of March 31, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,681,941	EUR	3,570,000	Deutsche Bank AG	5/28/13	$103,777
USD	960,000	GBP	638,033	Barclays Plc	6/06/13	(9,100)

Total						$(2,230,615)

—	Exchange-traded options purchased as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Euro Dollar Futures	Put	USD	98.50	12/16/13	510	$22,312

—	Over-the-counter interest rate swaptions purchased as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/27/17	USD	6,100	$167,967

—	Exchange-traded options written as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Euro Dollar Futures	Put	USD	98.00	12/16/13	510	$(9,562)

—	Over-the-counter interest rate swaptions written as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/27/17	USD	12,200	$(136,766)

—	Interest rate swaps outstanding as of March 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation

0.90%[1]	6-month EURIBOR	Deutsche Bank AG	11/30/17	EUR	3,900	$20,138
0.88%[1]	6-month EURIBOR	Citigroup, Inc.	1/10/18	EUR	1,970	1,791
1.78%[2]	6-month EURIBOR	Citigroup, Inc.	9/28/22	EUR	1,210	21,920

Total						$43,849

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.
—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and

BLACKROCK FUNDS II	MARCH 31, 2013	11

Schedule of Investments (concluded)	BlackRock International Bond Portfolio

other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$5,627,932	–	$5,627,932
Capital Trusts	–	1,865,951	–	1,865,951
Corporate Bonds	–	35,351,267	–	35,351,267
Foreign Agency Obligations	–	16,712,894	–	16,712,894
Foreign Government Obligations	–	115,147,996	–	115,147,996
Non-Agency Mortgage-Backed Securities	–	5,262,897	–	5,262,897
U.S. Treasury Obligations	–	1,056,200	–	1,056,200
Short-Term Securities	$613,317	–	–	613,317
Options Purchased:
Interest Rate Contracts	22,312	167,967	–	190,279

Total	$635,629	$181,193,104	–	$181,828,733

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$559	$1,994,486	–	$1,995,045
Interest rate contracts	246,063	43,849	–	289,912
Liabilities:
Foreign currency exchange contracts	(94)	(4,225,566)	–	(4,225,660)
Interest rate contracts	(271,115)	(136,766)	–	(407,881)

Total	$(24,587)	$(2,323,997)	–	$(2,348,584)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$3,104	–	–	$3,104
Foreign currency at value	2,188,399	–	–	2,188,399
Cash pledged as collateral for financial futures contracts	597,000	–	–	597,000
Liabilities:
Cash received as collateral for swap contracts	–	$(100,000)	–	(100,000)

Total	$2,788,503	$(100,000)	–	$2,688,503

There were no transfers between levels during the period ended March 31, 2013.

12	BLACKROCK FUNDS II	MARCH 31, 2013

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedule of Investments March 31, 2013 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Cayman Islands – 4.0%
ACAs CLO Ltd., Series 2013-1A, Class C, 3.04%, 4/20/25 (a)(b)	USD	2,000	$1,951,200
ACAS CLO Ltd., Series 2013-1A, Class D, 4.09%, 4/20/25 (a)(b)		1,000	955,000
Alm Loan Funding:
Series 2012-7A, Class A1, 1.72%, 10/19/24 (a)(b)		9,265	9,283,530
Series 2012-7A, Class C, 4.80%, 10/19/24 (a)(b)		1,125	1,131,188
ALM V Ltd., Series 2012-5X, Class D, 5.79%, 2/13/23 (b)		1,750	1,688,750
AMMC CDO, Series 2013-12A, Class D1, 4.03%, 5/10/25 (a)(b)		750	715,050
ARES CLO Ltd.:
Series 2012-2A, Class C, 3.57%, 10/12/23 (a)(b)		2,000	2,010,200
Series 2013-1A, Class D, 4.06%, 4/15/25 (a)(b)		500	460,000
Atrium CDO Corp.:
Series 5A, Class C, 1.84%, 7/20/20 (a)(b)		5,000	4,450,000
Series 9A, Class D, 3.80%, 2/28/24 (a)(b)		1,250	1,206,250
Babson CLO, Inc., Series 2007-1A, Class C, 1.55%, 1/18/21 (a)(b)		4,500	4,353,750
Callidus Debt Partners CLO Fund VII Ltd., Series 7A, Class C, 2.55%, 1/21/21 (a)(b)		2,500	2,325,000
Carlyle Global Market Strategies:
Series 2012-4A, Class D, 4.81%, 1/20/25 (a)(b)		650	650,065
Series 2012-4A, Class E, 5.81%, 1/20/25 (a)(b)		3,400	3,175,600
Carlyle High Yield Partners X Ltd., Series 2007-10A, Class D, 1.50%, 4/19/22 (a)(b)		2,500	2,100,000
Cent CLO LP, Series 2013-17A, Class C, 3.79%, 1/30/25 (a)(b)		1,000	932,100
CIFC Funding Ltd.:
Series 2012-3A, Class A2L, 2.59%, 1/29/25 (a)(b)		4,480	4,502,400
Series 2013-1A, Class C, 3.89%, 4/16/25 (a)(b)		1,700	1,653,250
CSAM Funding, Series 2A, Class B1, 7.05%, 10/15/16 (a)		4,000	4,032,800
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.51%, 10/20/43 (a)(b)		3,791	3,518,497
ECP CLO Ltd.:
Series 2008-1A, Class A2, 3.28%, 3/17/22 (a)(b)		6,175	6,175,000
Series 2012-4A, Class A1, 1.63%, 6/19/24 (a)(b)		4,790	4,802,119
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.93%, 3/21/24 (a)(b)		1,000	959,100
Fraser Sullivan CLO I Ltd., Series 2006-1A, Class D1, 2.08%, 3/15/20 (a)(b)		3,700	3,450,250
Fraser Sullivan CLO Ltd.:
Series 2006-2A, Class B, 0.68%, 12/20/20 (a)(b)		2,000	1,885,000
Series 2012-7A, Class C, 4.32%, 4/20/23 (a)(b)		3,000	3,034,980
Series 2012-7A, Class D, 5.82%, 4/20/23 (a)(b)		5,000	4,858,800
Galaxy CLO Ltd.:
Series 2012-12A, Class A, 1.69%, 5/19/23 (a)(b)		11,500	11,514,375
Series 2013-15A, Class C, 2.89%, 4/15/25 (a)(b)		3,000	2,902,500

Asset-Backed Securities	Par (000)		Value

Cayman Islands (continued)
Goldentree Loan Opportunities VI Ltd.:
Series 2012-6A, Class D, 4.50%, 4/17/22 (a)(b)	USD	4,900	$4,901,470
Series 2012-6A, Class E, 5.80%, 4/17/22 (a)(b)		7,000	6,800,500
Gramercy Park CLO Ltd., Series 2012-1A, Class D, 5.80%, 7/17/23 (a)(b)		2,250	2,160,000
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.78%, 4/15/25 (a)(b)		1,000	944,400
Highbridge Loan Management Ltd., Series 2012-1A, Class B, 4.86%, 9/20/22 (a)(b)		3,000	3,009,000
ING Investment Management Co.:
Series 2012-2A, Class A, 1.83%, 10/15/22 (a)(b)		6,455	6,479,529
Series 2012-2A, Class C, 3.75%, 10/15/22 (a)(b)		5,000	5,000,000
Series 2012-3A, Class D, 5.05%, 10/15/22 (a)(b)		4,000	4,010,000
Series 2012-3A, Class E, 6.15%, 10/15/22 (a)(b)		1,500	1,457,550
Series 2012-4A, Class C, 4.73%, 10/15/23 (a)(b)		2,900	2,932,422
KKR Financial CLO Corp., Series 2007-AA, Class A, 1.03%, 10/15/17 (a)(b)		8,511	8,458,209
LCM IX LP:
Series 10A, Class C, 3.45%, 4/15/22 (a)(b)		5,000	4,972,000
Series 10A, Class E, 6.05%, 4/15/22 (a)(b)		2,000	1,954,000
Series 9A, Class E, 4.51%, 7/14/22 (a)(b)		3,000	2,671,200
Madison Park Funding I Ltd., Series 2012-8A, Class D, 4.67%, 4/22/22 (a)(b)		3,250	3,253,900
Marea CLO Ltd.:
Series 2012-1A, Class B, 2.65%, 10/16/23 (a)(b)		2,143	2,158,215
Series 2012-1A, Class C, 3.91%, 10/16/23 (a)(b)		1,964	1,975,038
Series 2012-1X, Class D, 4.85%, 10/16/23 (b)		1,500	1,506,000
Marine Park CLO Ltd., Series 2012-1A, Class D, 6.04%, 5/18/23 (a)(b)		1,750	1,715,000
Mountain Hawk I CLO Ltd., Series 2013-1A, Class D, 3.50%, 1/20/24 (a)(b)		2,000	1,835,000
Muir Woods CLO Ltd., Series 2012-1A, Class C, 4.03%, 9/14/23 (a)(b)		4,200	4,242,000
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.31%, 1/15/24 (a)(b)		1,000	990,000
Octagon Investment Partners XV Ltd., Series 2013-1A, Class E, 5.15%, 1/19/25 (a)(b)		1,250	1,160,000
OHA Loan Funding Ltd., Series 2012-1A, Class A, 1.09%, 1/23/25 (a)(b)		12,260	12,260,000
OZLM Funding Ltd.:
Series 2012-2X, Class B, 3.98%, 10/30/23 (b)		5,050	5,050,000
Series 2013-3A, Class A1, 1.63%, 1/22/25 (a)(b)		4,500	4,540,950
Regatta Funding LP, Series 2013-2A, Class D, 6.30%, 1/15/25 (a)(b)		1,750	1,635,725
Sheridan Square CLO Ltd., Series 2013-1A, Class E, 5.31%, 4/15/25 (a)(b)		1,000	934,100
Symphony CLO VI Ltd., Series 2008-6A, Class B, 4.30%, 7/16/19 (a)(b)		6,000	6,009,600

BLACKROCK FUNDS II	MARCH 31, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Cayman Islands (concluded)
Venture CDO Ltd., Series 2012-12A, Class D, 3.96%, 2/28/24 (a)(b)	USD	500	$477,500

			196,170,062

Italy – 0.2%
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	6,062	7,864,485

Jersey – 0.0%
Canaras Summit CLO Ltd., Series 2007-1A, Class C, 1.08%, 6/19/21 (a)(b)	USD	2,250	1,957,500

United States – 6.6%
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 0.00%, 4/15/24 (a)(b)		2,250	1,985,625
Ally Auto Receivables Trust, Series 2012-A, Class R, 0.00%		0	13,024,000
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		4,500	4,711,433
Series 2012-2, Class C, 2.64%, 10/10/17		2,575	2,653,728
Series 2012-3, Class C, 2.42%, 5/08/18		2,540	2,613,856
Series 2012-4, Class B, 1.31%, 11/08/17		1,675	1,684,573
Series 2012-4, Class C, 1.93%, 8/08/18		2,640	2,674,296
Capital Auto Receivables Asset Trust 2013-1, Series 2013-1, Class D, 2.19%, 9/20/21		7,115	7,105,800
Capital One Multi-Asset Execution Trust, Series 2004-3C, Class 3C, 6.63%, 4/19/17 (b)	GBP	1,500	2,392,201
CarMax Auto Owner Trust, Series 2012-1, Class D, 3.09%, 8/15/18	USD	2,000	2,067,228
Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.34%, 12/25/36 (b)		9,750	5,373,859
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.80%, 11/07/23 (a)(b)		2,320	2,341,151
Series 2012-1A, Class C, 2.20%, 11/07/23 (a)(b)		1,495	1,508,572
Credit Acceptance Auto Loan Trust:
Series 2010-1, Class A, 2.06%, 4/16/18 (a)		638	638,472
Series 2010-1, Class B, 3.63%, 10/15/18 (a)(b)		5,450	5,476,416
Series 2011-1, Class A, 2.61%, 3/15/19 (a)		5,000	5,081,415
Series 2011-1, Class B, 3.96%, 9/15/19 (a)		2,250	2,328,347
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		3,865	3,889,384
Series 2012-2A, Class B, 2.21%, 9/15/20 (a)		1,750	1,766,648
DT Auto Owner Trust:
Series 2011-3A, Class C, 4.03%, 2/15/17 (a)		1,840	1,869,644
Series 2011-3A, Class D, 5.83%, 3/15/18 (a)		7,295	7,578,330
Series 2012-1A, Class B, 2.26%, 10/16/17 (a)		2,500	2,513,755
Series 2012-1A, Class C, 3.38%, 10/16/17 (a)		1,400	1,418,078
Series 2012-1A, Class D, 4.94%, 7/16/18 (a)		3,285	3,388,579
Series 2012-2A, Class B, 1.85%, 4/17/17 (a)		480	481,686
Series 2012-2A, Class C, 2.72%, 4/17/17 (a)		200	202,629

Asset-Backed Securities	Par (000)		Value

United States (continued)
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A4, 0.41%, 12/25/36 (b)	USD	11,820	$6,198,658
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class D, 2.41%, 9/15/15 (a)		1,265	1,271,484
Series 2011-2, Class C, 2.37%, 9/15/15		3,025	3,042,040
Series 2011-2, Class D, 2.86%, 9/15/15		2,100	2,115,618
Series 2012-1, Class C, 1.70%, 1/15/16 (b)		3,470	3,492,503
Series 2012-1, Class D, 2.30%, 1/15/16 (b)		3,250	3,269,698
Series 2012-2, Class C, 2.86%, 1/15/19		815	855,272
Series 2012-2, Class D, 3.50%, 1/15/19		1,445	1,522,770
Series 2012-4, Class C, 1.39%, 9/15/16		1,975	1,985,424
Series 2012-4, Class D, 2.09%, 9/15/16		3,445	3,463,283
Series 2013-1, Class D, 1.82%, 1/15/18		3,530	3,526,548
FREMF Mortgage Trust, Series 2013-K24, Class C, 3.50%, 9/25/22 (a)(b)		3,237	2,992,163
Fremont Home Loan Trust:
Series 2006-3, Class 2A3, 0.37%, 2/25/37 (b)		10,000	4,952,910
Series 2006-B, Class 2A3, 0.36%, 8/25/36 (b)		12,555	4,924,902
GSAA Home Equity Trust, Series 2005-11, Class 2A1, 0.48%, 10/25/35 (b)		4,340	3,961,602
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A1, 1.34%, 10/15/43 (a)		1,445	1,448,613
Series 2012-T2, Class A2, 1.99%, 10/15/45 (a)		3,200	3,262,080
Series 2012-T2, Class B1, 1.74%, 10/15/43 (a)		1,269	1,272,934
Series 2012-T2, Class B2, 2.48%, 10/15/45 (a)		1,150	1,173,575
Series 2012-T2, Class C2, 3.96%, 10/15/45 (a)		2,100	2,177,700
Series 2012-T2, Class D2, 4.94%, 10/15/45 (a)		1,030	1,077,638
Series 2013-T1, Class C2, 2.49%, 1/16/46 (a)		900	904,500
Series 2013-T1, Class D2, 3.23%, 1/16/46 (a)		1,610	1,626,744
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		2,010	2,052,793
JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)		3,211	3,473,116
JGWPT XXVII LLC, Series 2012-3A, Class A, 3.22%, 9/15/65 (a)		4,117	4,188,810
Lehman XS Trust, Series 2007-3, Class 2A1, 0.28%, 3/25/37 (b)		11,665	11,208,213
Mastr Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.36%, 10/25/36 (b)		9,980	5,381,258
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.40%, 8/23/27 (b)		1,910	1,872,883
Series 2008-3, Class A4, 1.94%, 11/25/24 (b)		4,435	4,721,630
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, 0.69%, 5/25/35 (b)		9,500	7,882,796

14	BLACKROCK FUNDS II	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

United States (concluded)
PFS Financing Corp.:
Series 2012-AA, Class A, 1.40%, 2/15/16 (a)(b)	USD	3,490	$3,512,797
Series 2012-AA, Class B, 1.90%, 2/15/16 (a)(b)		4,965	4,998,956
Series 2012-BA, Class B, 1.73%, 10/17/16 (a)(b)		4,030	4,062,108
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, 7.24%, 9/25/37		15,000	8,790,705
Santander Drive Auto Receivables Trust:
Series 2011-4, Class C, 3.82%, 8/15/17		445	463,896
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		1,484	1,490,357
Series 2011-S1A, Class C, 1.89%, 5/15/17 (a)		712	715,093
Series 2012-1, Class B, 2.72%, 5/16/16		1,780	1,823,799
Series 2012-1, Class C, 3.78%, 11/15/17		2,400	2,511,384
Series 2012-3, Class B, 1.94%, 12/15/16		4,175	4,238,865
Series 2012-3, Class C, 3.01%, 4/16/18		5,690	5,906,146
Series 2012-4, Class C, 2.94%, 12/15/17		3,395	3,526,495
Series 2012-5, Class B, 1.56%, 8/15/18		3,740	3,776,499
Series 2012-5, Class C, 2.70%, 8/15/18		1,780	1,857,747
Scholar Funding Trust, Series 2011-A, Class A, 1.20%, 10/28/43 (a)(b)		4,375	4,390,540
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.68%, 3/15/22 (b)		5,931	5,849,664
Series 2004-B, Class A2, 0.48%, 6/15/21 (b)		2,836	2,791,039
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,460	1,587,436
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		3,840	4,314,225
Series 2012-A, Class A1, 1.60%, 8/15/25 (a)(b)		2,092	2,124,219
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		3,415	3,738,513
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)		5,750	6,156,772
Series 2012-C, Class A1, 1.30%, 8/15/23 (a)(b)		4,607	4,651,408
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		9,015	9,624,035
Series 2012-D, Class A2, 2.95%, 2/15/46 (a)		12,600	13,244,125
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		4,560	4,650,703
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		6,420	6,092,651
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		7,700	7,928,975
Series 2012-C, Class C, 4.55%, 8/15/22		4,510	4,908,409
Series 2012-C, Class M, 3.32%, 8/15/22		2,270	2,387,695
Series 2012-D, Class A, 2.15%, 4/17/23		2,290	2,328,662
Series 2012-D, Class B, 3.34%, 4/17/23		3,290	3,261,775
Series 2012-D, Class M, 3.09%, 4/17/23		2,525	2,544,889

			328,320,445

Total Asset-Backed Securities – 10.8%			534,312,492

Common Stocks	Shares		Value

United States – 0.0%
Dean Foods Co. (c)	USD	79,000	$1,432,270

Corporate Bonds	Par (000)		Value

Australia – 0.2%
Leighton Finance USA Pty Ltd., 5.95%, 11/13/22	USD	7,500	8,191,875

Belgium – 0.1%
Ontex IV SA:
7.50%, 4/15/18	EUR	1,148	1,530,367
9.00%, 4/15/19		1,560	2,074,593

			3,604,960

Bermuda – 0.4%
Aircastle Ltd., 6.25%, 12/01/19 (a)	USD	2,000	2,185,000
Digicel Ltd., 8.25%, 9/01/17 (a)		2,345	2,479,837
Hopson Development Holdings Ltd., 9.88%, 1/16/18 (d)		6,000	5,960,730
Noble Group Ltd., 3.63%, 3/20/18		4,600	4,620,925
Seadrill Ltd., 5.63%, 9/15/17 (a)		3,452	3,486,520

			18,733,012

British Virgin Islands – 0.8%
Billion Express Investments Ltd., 0.75%, 10/18/15		15,000	15,375,000
Caifu Holdings Ltd., 8.75%, 1/24/20		7,900	7,846,809
PCCW-HKT Capital No. 5 Ltd., 3.75%, 3/08/23		3,600	3,564,101
SmarTone Finance Ltd., 3.88%, 4/08/23		3,500	3,441,550
Sparkle Assets Ltd., 6.88%, 1/30/20		7,000	6,884,185
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		1,900	1,901,235

			39,012,880

Canada – 0.3%
MDC Partners, Inc., 6.75%, 4/01/20 (a)		1,530	1,545,300
MEG Energy Corp.:
6.50%, 3/15/21 (a)		3,130	3,333,450
6.38%, 1/30/23 (a)		2,845	2,958,800
New Gold, Inc., 7.00%, 4/15/20 (a)		690	741,750
Novelis, Inc., 8.75%, 12/15/20		3,930	4,431,075

			13,010,375

Cayman Islands – 2.4%
21Vianet Group, Inc., 7.88%, 3/22/16	CNY	23,500	3,789,567
Affinity Water Programme Finance Ltd., 4.50%, 3/31/36	GBP	1,225	1,920,633
Champion MTN Ltd., 3.75%, 1/17/23	USD	2,000	1,921,546
China Nickel Resources Holdings Co. Ltd., 10.00%, 3/12/15	HKD	17,500	2,186,542
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42	USD	900	867,858
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18	HKD	40,000	5,157,534
China SCE Property Holdings Ltd.:
11.50%, 11/14/17	USD	2,000	2,143,626
11.50%, 11/14/17		2,000	2,129,304
Fantasia Holdings Group Co. Ltd., 13.75%, 9/27/17 (d)		4,100	4,700,146
Far East Consortium International Ltd., 5.88%, 3/04/16	CNY	28,000	4,548,359
Fibria Overseas Finance Ltd., 6.75%, 3/03/21	USD	3,300	3,644,850

BLACKROCK FUNDS II	MARCH 31, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Cayman Islands (concluded)
Filinvest Development Cayman Islands, 4.25%, 4/02/20	USD	8,500	$8,437,100
Glorious Property Holdings Ltd., 13.25%, 3/04/18		10,200	10,072,398
Greentown China Holdings Ltd., 8.50%, 2/04/18		2,500	2,557,713
Hidili Industry International Development Ltd., 8.63%, 11/04/15		5,980	4,380,350
Kaisa Group Holdings Ltd.:
12.88%, 9/18/17 (d)		4,000	4,652,524
8.88%, 3/19/18		3,300	3,341,250
10.25%, 1/08/20		4,800	4,978,954
MCE Finance Ltd., 5.00%, 2/15/21 (a)		3,465	3,499,650
Medjool Ltd., 3.88%, 3/19/23		4,400	4,318,600
MIE Holdings Corp., 6.88%, 2/06/18		6,800	6,718,624
New World China Land Ltd., 5.50%, 2/06/18	CNY	30,000	4,903,718
Offshore Group Investment Ltd., 7.13%, 4/01/23 (a)	USD	1,417	1,448,883
Powerlong Real Estate Holdings Ltd., 11.25%, 1/25/18		1,600	1,545,899
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 12/30/24	GBP	264	381,166
Series A7, 4.77%, 6/30/33		1,409	1,959,559
Sun Hung Kai Properties Capital Market Ltd., 3.63%, 1/16/23	USD	4,800	4,761,624
Sunac China Holdings Ltd., 9.38%, 4/05/18		4,300	4,304,730
Transocean, Inc., 6.00%, 3/15/18		10,614	12,021,448

			117,294,155

China – 0.7%
Bestgain Real Estate Ltd., 2.63%, 3/13/18		6,200	6,082,200
China Guangdong Nuclear Power Holding Co. Ltd., 3.75%, 11/01/15	CNY	30,000	4,886,692
China Minmetals Corp., 3.65%, 3/28/16	USD	26,600	4,297,994
China Railway Resources Huitung Ltd., 3.85%, 2/05/23		9,900	10,060,627
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		10,750	10,892,620

			36,220,133

Finland – 0.0%
Nokia Oyj, 5.00%, 10/26/17	EUR	1,700	2,691,357

France – 0.5%
Accor SA, 2.88%, 6/19/17		700	928,862
Autoroutes du Sud de la France SA:
4.13%, 4/13/20		3,350	4,877,911
2.88%, 1/18/23		2,800	3,684,519
Banque Federative du Credit Mutuel SA, 1.63%, 1/11/18		4,400	5,594,073
Eutelsat SA, 3.13%, 10/10/22		2,800	3,711,749
La Financiere Atalian SA, 7.25%, 1/15/20		1,810	2,359,499
Rexel SA, 5.13%, 6/15/20		2,895	3,766,473

			24,923,086

Germany – 0.5%
Evonik Industries AG, 1.88%, 4/08/20		2,990	3,822,188
Hochtief AG, 4.25%, 3/20/20		2,285	2,954,584
HSH Nordbank AG:
1.03%, 2/14/17 (b)		5,315	4,360,171
1.03%, 2/14/17 (b)		1,000	814,328
IVG Immobilien AG, 0.00%, 5/29/49 (b)		3,500	1,502,910
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)		1,400	2,084,111
ThyssenKrupp AG:
4.00%, 8/27/18		3,510	4,577,389
4.00%, 8/27/18		2,000	2,609,360
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (a)	USD	1,205	1,238,137

Corporate Bonds	Par (000)		Value

Germany (concluded)
Unitymedia KabelBW GmbH, 9.50%, 3/15/21	EUR	1,130	$1,654,836

			25,618,014

Hong Kong – 0.4%
Citic Pacific Ltd., 6.80%, 1/17/23	USD	2,000	1,989,228
Gemdale Asia Holding Ltd., 5.63%, 3/21/18	CNY	37,500	6,038,180
Gemdale International Investment Ltd., 7.13%, 11/16/17	USD	2,000	2,077,034
LS Finance 2022 Ltd., 4.25%, 10/16/22		1,900	1,916,007
Wheelock Finance Ltd., 3.00%, 3/19/18		7,000	6,941,172

			18,961,621

India – 0.2%
HDFC Bank Ltd., 3.00%, 3/06/18		5,400	5,387,741
Reliance Industries Ltd., 5.88%, 12/31/49		2,600	2,538,250
Sintex Industries Ltd., 7.50%, 11/29/17 (b)		3,000	2,970,000

			10,895,991

Indonesia – 0.3%
Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18		4,800	4,752,000
Gajah Tunggal Tbk PT, 7.75%, 2/06/18		4,800	4,968,000
Theta Capital Pte Ltd., 6.13%, 11/14/20		3,400	3,521,584

			13,241,584

Ireland – 0.7%
AIB Mortgage Bank, 2.63%, 7/28/17	EUR	1,910	2,471,912
Ardagh Glass Finance Plc, 8.75%, 2/01/20		572	766,183
Ardagh Packaging Finance Plc:
9.13%, 10/15/20 (a)	USD	1,103	1,221,573
9.25%, 10/15/20	EUR	545	754,467
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc.:
7.38%, 10/15/17 (a)	USD	590	645,313
7.00%, 11/15/20 (a)		10,743	11,038,433
4.88%, 11/15/22 (a)		481	474,988
CRH Finance Ltd., 3.13%, 4/03/23	EUR	3,175	4,128,604
Novatek OAO via Novatek Finance Ltd., 4.42%, 12/13/22 (a)	USD	6,465	6,408,431
Sibur Securities Ltd., 3.91%, 1/31/18 (a)		5,930	5,826,225

			33,736,129

Italy – 0.4%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	4,924	6,784,327
Cerved Technologies SpA:
6.38%, 1/15/20		1,967	2,483,985
8.00%, 1/15/21		1,998	2,471,912
Lottomatica Group SpA, 3.50%, 3/05/20		1,900	2,498,984
Snam SpA, 3.88%, 3/19/18		3,698	5,018,691

			19,257,899

Luxembourg – 0.7%
Cirsa Funding Luxembourg SA:
8.75%, 5/15/18		4,290	5,423,312
8.75%, 5/15/18		2,300	2,881,807
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		1,000	1,288,209
GCL Holdings SCA, 9.38%, 4/15/18		1,978	2,738,232
GELF Bond Issuer I SA, 3.13%, 4/03/18		4,790	6,162,846
Intelsat Luxembourg SA:
11.50%, 2/04/17 (e)	USD	1,250	1,327,500
6.75%, 6/01/18 (a)		3,940	4,058,200
7.75%, 6/01/21 (a)		1,925	1,958,687
IVS Group, 7.13%, 4/01/20	EUR	3,928	5,041,959
Telenet Finance III Luxembourg SCA, 6.63%, 2/15/21		690	922,031

16	BLACKROCK FUNDS II	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Luxembourg (concluded)
Telenet Finance Luxembourg SCA, 6.38%, 11/15/20	EUR	690	$919,908

			32,722,691

Mexico – 0.0%
Cemex SAB de CV, 5.88%, 3/25/19 (a)	USD	520	525,200

Netherlands – 1.2%
ABN AMRO Bank NV, 7.13%, 7/06/22	EUR	483	703,118
Achmea BV, 6.00%, 4/04/43 (b)		2,320	3,000,540
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	8,400	8,387,400
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	4,400	6,288,629
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	USD	4,700	4,718,800
Enel Finance International NV, 4.88%, 4/17/23	EUR	1,459	1,918,693
ICTSI Treasury BV, 4.63%, 1/16/23	USD	3,800	3,914,722
ING Bank NV:
0.99%, 5/23/16 (b)		900	855,000
6.13%, 5/29/23 (b)	EUR	740	1,018,916
IVG Finance BV, 1.75%, 3/29/17		2,900	2,304,676
LyondellBasell Industries NV:
5.00%, 4/15/19	USD	6,550	7,401,500
5.75%, 4/15/24		5,000	5,862,500
New World Resources NV, 7.88%, 1/15/21	EUR	1,086	1,252,831
Siemens Financieringsmaatschappij NV, 2.75%, 9/10/25	GBP	3,800	5,605,766
TMF Group Holding BV, 9.88%, 12/01/19	EUR	2,266	2,991,696
VimpelCom Holdings BV, 7.50%, 3/01/22	USD	2,075	2,309,060
Ziggo NV, 3.63%, 3/27/20	EUR	1,009	1,294,953

			59,828,800

Philippines – 0.0%
Petron Corp., 7.50%, 12/30/48 (b)	USD	2,400	2,470,560

Portugal – 0.0%
Banco Espirito Santo SA, 4.75%, 1/15/18	EUR	800	992,020

Singapore – 0.4%
Alam Synergy Pte Ltd., 6.95%, 3/27/20	USD	1,600	1,624,000
BOC Aviation Pte Ltd., 2.88%, 10/10/17		3,900	3,899,458
CapitaLand Treasury Ltd., 4.08%, 9/20/22		5,300	5,385,733
China Merchants Holdings Pacific Ltd., 1.25%, 11/06/17	HKD	10,000	1,371,178
Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/22	USD	7,000	7,360,927

			19,641,296

South Korea – 0.3%
Celltrion, Inc., 2.75%, 3/27/18		6,000	5,593,500
Korea Exchange Bank, 2.00%, 4/02/18		9,100	9,053,590

			14,647,090

Spain – 0.6%
Ayt Cedulas Cajas Global:
4.00%, 3/21/17	EUR	2,500	3,158,996
4.00%, 3/24/21		1,100	1,269,260
AyT Cedulas Cajas IX Fondo de Titulizacion, 3.75%, 3/31/15		4,700	6,063,474
AyT Cedulas Cajas X Fondo de Titulizacion:
0.28%, 6/30/15 (b)		1,000	1,176,127
3.75%, 6/30/25		4,500	4,530,745
Banco Santander SA, 3.25%, 2/17/15		2,400	3,139,545
Bankinter SA, 3.88%, 10/30/15		2,400	3,170,880
Cedulas TDA 1 Fondo de Titulizacion de Activos, 0.25%, 4/08/16 (b)		400	447,396
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25		1,400	1,444,632
4.25%, 4/10/31		2,200	2,123,774

Corporate Bonds	Par (000)		Value

Spain (concluded)
Cedulas TDA 7 Fondo de Titulizacion de Activos, 3.50%, 6/20/17	EUR	100	$121,145
Kutxabank SA, 3.00%, 2/01/17		2,000	2,590,987

			29,236,961

Sweden – 0.2%
Atlas Copco AB, 2.50%, 2/28/23		3,280	4,328,205
SAS AB, 7.50%, 4/01/15	SEK	6,000	790,732
Scandinavian Airlines System Denmark-Norway-Sweden:
9.65%, 6/16/14	EUR	1,100	1,438,056
10.50%, 6/16/14	SEK	1,000	153,125
Verisure Holding AB, 8.75%, 12/01/18	EUR	1,000	1,326,663

			8,036,781

Switzerland – 0.0%
Dufry Finance SCA, 5.50%, 10/15/20 (a)	USD	1,886	1,956,789

Thailand – 0.2%
PTT Global Chemical PCL, 4.25%, 9/19/22		5,000	5,218,405
Thai Oil Pcl, 4.88%, 1/23/43		3,800	3,680,760

			8,899,165

United Arab Emirates – 0.0%
ICICI Bank Ltd., 4.75%, 11/25/16 (a)		1,350	1,445,110

United Kingdom – 2.4%
Abbey National Treasury Services Plc, 1.75%, 1/15/18	EUR	3,165	4,018,340
Algeco Scotsman Global Finance Plc, 9.00%, 10/15/18		3,138	4,183,984
Annington Finance No. 4 Plc, 1.48%, 1/10/23 (b)	GBP	4,528	6,653,831
Bakkavor Finance 2 Plc, 8.25%, 2/15/18		1,000	1,565,394
Barclays Bank Plc:
6.63%, 3/30/22	EUR	1,400	2,047,266
4.75%, 3/29/49 (b)		1,250	1,149,614
4.88%, 12/29/49 (b)		990	923,184
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	1,551	2,416,140
Co-Operative Group Holdings:
5.63%, 7/08/20 (f)		1,730	2,708,105
6.25%, 7/08/26 (f)		1,850	2,940,945
DFS Furniture Holdings Plc, 7.63%, 8/15/18		914	1,402,594
EC Finance Plc, 9.75%, 8/01/17	EUR	1,000	1,390,753
Eco-Bat Finance Plc, 7.75%, 2/15/17		1,000	1,320,254
Enterprise Inns Plc:
6.50%, 12/06/18	GBP	1,260	1,895,416
6.50%, 12/06/18		985	1,481,734
Gala Group Finance Plc, 8.88%, 9/01/18		1,000	1,614,788
GKN Holdings Plc, 5.38%, 9/19/22		4,230	6,764,271
Great Places Housing Group Ltd., 4.75%, 10/22/42		1,629	2,574,267
House of Fraser Funding Plc, 8.88%, 8/15/18		1,902	3,006,286
Imperial Tobacco Finance Plc, 4.50%, 7/05/18	EUR	1,411	2,059,103
INEOS Finance Plc:
8.38%, 2/15/19 (a)	USD	2,250	2,489,063
7.50%, 5/01/20 (a)		805	876,444
Jaguar Land Rover Automotive Plc, 8.25%, 3/15/20	GBP	970	1,654,923
Lloyds TSB Bank Plc:
11.88%, 12/16/21 (b)	EUR	1,440	2,271,186
6.50%, 9/17/40	GBP	1,650	3,095,445
Marks & Spencer Plc, 4.75%, 6/12/25		950	1,477,906
Mondi Finance Plc, 5.75%, 4/03/17	EUR	2,400	3,491,451
Northern Rock Asset Management Plc, 5.63%, 6/22/17 (a)	USD	2,150	2,491,581
Odeon & UCI Finco Plc, 9.00%, 8/01/18	GBP	909	1,471,296

BLACKROCK FUNDS II	MARCH 31, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United Kingdom (concluded)
Phones4u Finance Plc, 9.50%, 4/01/18	GBP	3,966	$6,223,421
Priory Group No. 3 Plc, 7.00%, 2/15/18		1,840	2,880,325
Together Housing Finance Plc, 4.50%, 12/17/42		1,775	2,699,854
The Unique Pub Finance Co. Plc:
Series A3, 6.54%, 3/30/21		2,800	4,266,079
Series A4, 5.66%, 6/30/27		8,384	11,945,628
Virgin Media Finance Plc:
4.88%, 2/15/22	USD	1,695	1,716,187
5.13%, 2/15/22	GBP	3,194	4,890,648
Vodafone Group Plc, 8.13%, 11/26/18		3,500	7,051,934
Voyage Care BondCo Plc, 11.00%, 2/01/19		2,650	4,108,019
WM Treasury Plc, 4.63%, 12/03/42		1,745	2,695,149

			119,912,808

United States – 11.8%
313 Group, Inc., 6.38%, 12/01/19 (a)	USD	4,426	4,392,805
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		2,105	2,257,613
4.88%, 5/15/23		1,370	1,352,875
AMC Networks, Inc., 7.75%, 7/15/21		4,280	4,847,100
Amgen, Inc., 4.38%, 12/05/18	EUR	2,400	3,557,490
Atwood Oceanics, Inc., 6.50%, 2/01/20	USD	825	897,188
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (a)		1,166	1,279,685
7.50%, 4/01/20 (a)		1,371	1,384,710
Axiall Corp., 4.88%, 5/15/23 (a)		479	487,383
Bank of America Corp.:
2.00%, 1/11/18		6,750	6,717,890
5.65%, 5/01/18		4,255	4,922,214
3.30%, 1/11/23		7,440	7,336,279
Beazer Homes USA, Inc., 6.63%, 4/15/18		3,980	4,298,400
Biomet, Inc., 6.50%, 8/01/20 (a)		5,000	5,306,250
Boston Scientific Corp., 6.00%, 1/15/20		3,250	3,798,815
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		3,180	3,382,725
8.50%, 2/15/20		6,080	6,004,000
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19		5,000	5,581,250
CenturyLink, Inc., 5.63%, 4/01/20		1,960	2,004,100
Ceridian Corp.:
8.88%, 7/15/19 (a)		3,715	4,323,331
11.00%, 3/15/21 (a)		2,590	2,777,775
Chesapeake Energy Corp., 5.75%, 3/15/23		3,870	3,923,213
Choice Hotels International, Inc., 5.75%, 7/01/22		1,170	1,298,700
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,570	1,644,575
8.00%, 11/15/19		3,218	3,563,935
CIT Group, Inc.:
4.25%, 8/15/17		9,235	9,650,575
5.50%, 2/15/19 (a)		4,000	4,390,000
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22 (a)		4,717	4,976,435
CMS Energy Corp., 4.70%, 3/31/43		600	599,983
ConAgra Foods, Inc., 1.90%, 1/25/18		12,500	12,623,575
Continental Rubber of America Corp., 4.50%, 9/15/19 (a)		9,940	10,164,743
Covanta Holding Corp., 6.38%, 10/01/22		2,070	2,253,009
Coventry Health Care, Inc., 5.45%, 6/15/21		10,292	12,129,657
Cricket Communications, Inc., 7.75%, 5/15/16		3,000	3,131,250
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (a)		998	968,060
Crown Castle International Corp., 5.25%, 1/15/23		2,235	2,274,113

Corporate Bonds	Par (000)		Value

United States (continued)
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	2,369	$2,460,799
Denbury Resources, Inc., 4.63%, 7/15/23		4,669	4,505,585
Discover Bank, 8.70%, 11/18/19		662	884,559
DISH DBS Corp., 5.88%, 7/15/22		5,245	5,500,694
Dollar General Corp., 4.13%, 7/15/17		3,241	3,480,024
Eagle Spinco, Inc., 4.63%, 2/15/21 (a)		556	565,730
El Paso LLC, 7.75%, 1/15/32		3,000	3,357,471
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		13,500	15,305,625
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		5,000	5,362,500
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19		1,260	1,379,700
7.75%, 9/01/22		1,400	1,547,000
Equinix, Inc., 4.88%, 4/01/20		420	423,150
First Data Corp.:
7.38%, 6/15/19 (a)		3,465	3,685,894
8.88%, 8/15/20 (a)		4,000	4,470,000
Ford Motor Co., 4.75%, 1/15/43		5,009	4,661,891
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		7,094	7,813,403
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20 (a)		7,842	7,868,192
3.55%, 3/01/22		1,524	1,514,868
3.88%, 3/15/23 (a)		8,203	8,226,731
5.45%, 3/15/43 (a)		4,691	4,636,092
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)(b)		3,668	3,842,230
General Cable Corp., 5.75%, 10/01/22 (a)		1,310	1,336,200
The Goldman Sachs Group, Inc., 3.63%, 1/22/23		15,000	15,105,495
Gulfmark Offshore, Inc., 6.38%, 3/15/22		905	941,200
H&E Equipment Services, Inc., 7.00%, 9/01/22 (a)		1,525	1,677,500
HD Supply, Inc.:
8.13%, 4/15/19		4,000	4,520,000
11.00%, 4/15/20		4,000	4,850,000
The Hertz Corp., 4.25%, 4/01/18 (a)		1,104	1,124,700
Hertz Global Holdings, Inc., 5.25%, 6/01/14		2,990	8,106,637
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20 (a)		1,140	1,211,250
Hologic, Inc., 6.25%, 8/01/20		5,674	6,035,717
Host Hotels & Resorts LP, 2.50%, 10/15/29		2,720	3,794,400
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		3,900	4,241,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		5,000	5,350,000
Infor US, Inc., 9.38%, 4/01/19		2,180	2,471,575
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19		620	674,250
5.88%, 3/15/21 (a)		2,658	2,658,000
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		2,390	2,431,825
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		3,365	3,726,737
Lai Sun International Finance Ltd., 6.00%, 1/18/18		2,100	2,057,175
Laredo Petroleum, Inc.:
9.50%, 2/15/19		2,875	3,248,750
7.38%, 5/01/22		935	1,023,825
Level 3 Communications, Inc., 8.88%, 6/01/19 (a)		1,000	1,092,500
Level 3 Financing, Inc., 8.13%, 7/01/19		5,410	5,951,000
Levi Strauss & Co., 6.88%, 5/01/22 (a)		1,491	1,632,645
Lexmark International, Inc., 5.13%, 3/15/20		3,050	3,124,286
Life Technologies Corp., 5.00%, 1/15/21		2,620	2,834,612

18	BLACKROCK FUNDS II	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United States (continued)
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (a)	USD	6,000	$6,135,000
Lynx I Corp.:
5.38%, 4/15/21 (a)		1,510	1,570,400
6.00%, 4/15/21	GBP	1,040	1,624,453
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22	USD	487	524,743
5.50%, 2/15/23		943	987,793
4.50%, 7/15/23		1,205	1,179,394
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)		3,376	3,477,938
6.25%, 1/15/40 (a)		2,080	1,828,782
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		110	120,175
6.63%, 11/15/20		2,770	2,894,650
Momentive Performance Materials, Inc., 8.88%, 10/15/20		2,035	2,096,050
Murphy Oil Corp.:
2.50%, 12/01/17		6,094	6,119,284
3.70%, 12/01/22		11,834	11,496,767
5.13%, 12/01/42		1,075	1,004,392
Nabors Industries, Inc., 4.63%, 9/15/21		7,500	7,828,230
Navistar International Corp., 8.25%, 11/01/21		3,274	3,335,387
NCR Corp., 5.00%, 7/15/22 (a)		1,000	1,002,500
The New York Times Co., 6.63%, 12/15/16		5,020	5,515,725
Novus USA Trust, Series 2013-1, 1.59%, 2/28/14 (a)(b)		7,750	7,750,000
NRG Energy, Inc., 6.63%, 3/15/23 (a)		1,945	2,061,700
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		2,700	2,733,750
Omnicare, Inc., 7.75%, 6/01/20		2,000	2,215,000
PDC Energy, Inc., 7.75%, 10/15/22 (a)		1,010	1,070,600
Premier Oil, 5.11%, 5/10/18		12,700	13,271,500
QVC, Inc.:
7.50%, 10/01/19 (a)		2,000	2,210,318
4.38%, 3/15/23 (a)		870	879,513
5.95%, 3/15/43 (a)		1,124	1,119,297
Rain CII Carbon LLC/CII Carbon Corp., 8.50%, 1/15/21	EUR	2,420	3,226,034
Range Resources Corp.:
7.25%, 5/01/18	USD	5,620	5,844,800
5.75%, 6/01/21		1,690	1,812,525
Realogy Group LLC:
7.88%, 2/15/19 (a)		1,960	2,146,200
7.63%, 1/15/20 (a)		3,425	3,861,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
9.00%, 4/15/19		330	348,975
7.88%, 8/15/19		2,295	2,530,237
9.88%, 8/15/19		2,445	2,680,331
5.75%, 10/15/20		2,000	2,037,500
6.88%, 2/15/21		1,685	1,794,525
Rock Tenn Co., 4.00%, 3/01/23		5,047	5,103,965
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		2,195	2,249,875
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21 (a)		5,866	6,085,975
Sabine Pass LNG LP:
7.50%, 11/30/16		5,000	5,525,000
6.50%, 11/01/20 (a)		1,135	1,194,587
ServiceMaster Co., 8.00%, 2/15/20		1,905	2,043,113
Sprint Capital Corp., 6.88%, 11/15/28		3,560	3,640,100
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		7,390	9,135,887
Steel Dynamics, Inc., 6.38%, 8/15/22 (a)		1,350	1,458,000

Corporate Bonds	Par (000)		Value

United States (concluded)
SunGard Data Systems, Inc., 6.63%, 11/01/19 (a)	USD	3,200	$3,304,000
Tenet Healthcare Corp.:
6.25%, 11/01/18		6,000	6,660,000
4.75%, 6/01/20 (a)		1,827	1,836,135
Tiers Trust, Series 2012-01, 2.04%, 5/12/14 (a)(b)		22,115	22,142,644
TMX Finance LLC/TitleMax Finance Corp.:
13.25%, 7/15/15		1,500	1,642,500
13.25%, 7/15/15		1,000	1,095,000
Tronox Finance LLC, 6.38%, 8/15/20 (a)		3,893	3,776,210
United Rentals North America, Inc.:
5.75%, 7/15/18		753	816,064
7.38%, 5/15/20		3,595	3,990,450
7.63%, 4/15/22		1,874	2,094,195
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (a)		692	728,330
Valeant Pharmaceuticals International, 6.75%, 8/15/21 (a)		5,622	5,987,430
Ventas Realty LP/Ventas Capital Corp., 2.70%, 4/01/20		1,751	1,756,817
Verizon Communications, Inc., 3.85%, 11/01/42		3,020	2,611,971
VWR Funding, Inc., 7.25%, 9/15/17 (a)		3,926	4,156,653
Western Gas Partners LP:
5.38%, 6/01/21		5,000	5,655,260
4.00%, 7/01/22		4,000	4,137,828
Western Refining, Inc., 6.25%, 4/01/21 (a)		1,258	1,286,305
The Williams Cos., Inc., 7.88%, 9/01/21		5,485	7,008,645
Windstream Corp., 7.88%, 11/01/17		2,000	2,285,000
WMG Acquisition Corp., 11.50%, 10/01/18		4,000	4,695,000
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		3,380	3,785,600
10.13%, 7/01/20		1,880	2,213,700

			581,653,762

Total Corporate Bonds – 25.7%			1,267,362,104

Floating Rate Loan Interests (b)	Par (000)		Value

Europe – 0.0%
US Coatings Acquisition, Inc./Flash Dutch 2 BV, Initial Euro Term Loan, 0.00%, 5.25%, 2/10/20	EUR	170	220,111

France – 0.1%
Constellium Holdco BV (Constellium France SAS), Term Loan B, 0.00%, 6.00%, 2/25/20	USD	2,775	2,823,563

United States – 3.6%
ACCO Brands Corp., Term B Loan, 0.00%, 4.25%, 5/01/19		2,757	2,786,195
AI Chem & Cy SCA, Term Loan B1, 0.00%, 4.50%, 9/29/19		985	996,081
Alcatel-Lucent USA, Inc.:
Euro Term Loan, 7.50%, 1/30/19	EUR	554	716,128
US Term Loan, 7.25%, 1/24/19	USD	1,916	1,943,913
Alliant Holdings I LLC, Initial Term Loan, 0.00%, 5.00%, 12/07/19		1,157	1,170,603
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 0.00%, 5.50%, 8/22/16		2,639	2,678,585
Ascend Performance Materials Operations LLC, Term B Loan, 0.00%, 6.75%, 4/10/18		2,351	2,395,336
Asurion LLC (FKA Asurion Corp.), Term Loan B1, 0.00%, 4.50%, 5/24/19		2,898	2,926,367

BLACKROCK FUNDS II	MARCH 31, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value

United States (continued)
Avaya, Inc., Term B-5 Loan, 0.00%, 8.00%, 3/31/18	USD	1,395	$1,402,536
Bausch & Lomb, Inc., Parent Term Loan, 0.00%, 5.25%, 5/17/19		2,040	2,058,148
BJ’s Wholesale Club, Inc., New 2013 Replacement Loan (First Lien), 0.00%, 4.25%, 9/26/19		1,000	1,008,540
Cequel Communications LLC, Term Loan, 0.00%, 4.00%, 2/14/19		1,497	1,509,746
Chesapeake Energy Corp., Loan, 0.00%, 5.75%, 12/02/17		2,000	2,059,760
Coinmach Service Corp., Term Loan, 0.00%, 3.21%, 11/14/14		974	961,306
David’s Bridal, Inc., Initial Term Loan, 0.00%, 5.00% - 6.00%, 10/11/19		728	736,906
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B-2 Term Loan, 0.00%, 4.00%, 11/01/19		1,172	1,182,869
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B-3 Term Loan, 0.00%, 6.25%, 9/15/17		2,277	2,310,244
Dynegy Midwest Generation LLC, Term Loan, 0.00%, 9.25%, 8/05/16		1,591	1,655,092
Dynegy Power LLC, Term Loan, 0.00%, 9.25%, 8/05/16		4,381	4,556,078
Emdeon, Inc., Term B-1 Loan, 0.00%, 5.00%, 11/02/18		924	935,657
Federal-Mogul Corp.:
Tranche B Term Loan, 2.14%, 12/29/14		5,588	5,220,996
Tranche C Term Loan, 2.14%, 12/28/15		333	311,515
First Data Corp.:
2018 Dollar Term Loan, 4.20%, 3/23/18		3,545	3,529,453
2018B Term Loan, 5.20%, 9/24/18		1,220	1,227,967
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Term Loan, 0.00%, 5.25%, 10/18/17		821	830,184
HD Supply, Inc., Term Loan, 0.00%, 4.50%, 10/12/17		1,990	2,008,248
Hilton Fort Lauderdale, Term Loan A Notes, 0.00%, 7.40%, 2/22/16		8,400	8,354,640
Hilton Worldwide, Inc. (FKA Hilton Hotels Corp.):
Mezzanine D Loan, 3.95%, 11/12/15		9,981	9,781,419
Mezzanine E Loan, 4.20%, 11/12/15		9,981	9,731,514
Ineos U.S. Finance LLC, Cash Dollar Term Loan, 0.00%, 6.50%, 5/04/18		1,717	1,744,356
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-2 Term Loan, 0.00%, 5.25%, 4/05/18		2,799	2,841,568
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B-1 Term Loan, 0.00%, 4.50%, 4/02/18		8,594	8,710,422
Interactive Data Corp., Refinanced Term Loan, 0.00%, 3.75%, 2/11/18		2,987	3,019,213
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Consolidated Term Loan, 0.00%, 7.50%, 8/04/16		1,056	1,045,809
iStar Financial, Inc., Loan, 0.00%, 4.50%, 10/15/17		3,926	3,956,657
Laureate Education, Inc., Series 2018 Extended Term Loan, 0.00%, 5.25%, 6/15/18		190	192,240
Level 3 Financing, Inc.:
Tranche B 2016 Term Loan, 4.75%, 2/01/16		3,293	3,336,001
Tranche B 2019 Term Loan, 5.25%, 8/01/19		2,710	2,744,553
Tranche B-II 2019 Term Loan, 4.75%, 8/01/19		5,750	5,813,480

Floating Rate Loan Interests (b)	Par (000)		Value

United States (continued)
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 0.00%, 4.25%, 12/20/19	USD	2,549	$2,588,116
Mirror Bidco Corp., Term Loan, 0.00%, 5.25%, 12/31/19		1,092	1,103,185
Motel 6, Loan, 10.00%, 10.00%, 10/15/17 (a)		5,370	5,370,000
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 0.00%, 4.25%, 6/29/18		1,990	2,009,403
NEP/NCP Holdco, Inc., Term Loan, 0.00%, 4.75%, 1/22/20		1,450	1,464,500
Nuveen Investments, Inc.:
New Second-Lien Term Loan, 8.25%, 2/28/19		2,000	2,043,760
Term Loan A, 5/13/17		539	548,561
Ocwen Loan Servicing, Initial Term Loan, 0.00%, 5.00%, 1/22/18		820	833,325
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC), Loan, 0.00%, 6.25%, 10/25/17		1,900	1,911,875
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Additional Term B-1 Loan, 0.00%, 4.25%, 9/30/19		998	1,006,637
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 0.00%, 4.25%, 12/05/18		988	998,220
PVH Corp. (FKA Phillips-Van Heusen Corp.), Tranche B Term Loan, 0.00%, 3.25%, 12/31/19		2,045	2,065,245
Realogy Corp.:
Extended Synthetic Commitment, 0.05% - 4.40%, 10/10/16		210	213,163
Initial Term B Loan, 4.50%, 10/10/16		970	982,532
Rexnord LLC/RBS Global, Inc., Term B Loan Refinancing, 0.00%, 4.50%, 4/01/18		6,419	6,489,538
Rite Aid Corp., Term Loan, 0.00%, 5.75%, 8/04/20		360	372,600
Riverbed Technology, Inc., Loan, 0.00%, 4.00%, 12/18/19		1,589	1,602,056
Samson Investment Co., Initial Term Loan (Second Lien), 0.00%, 6.00%, 9/25/18		645	652,256
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B Loan, 0.00%, 4.00%, 8/17/17		5,281	5,300,371
Sequa Corp., Initial Term Loan, 0.00%, 5.25%, 6/19/17		3,491	3,545,973
Silver II Borrower SCA (Silver II U.S. Holdings LLC), Refinancing Term Loan, 0.00%, 4.00%, 12/13/19		1,222	1,230,870
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 0.00%, 5.50%, 5/10/17		2,500	2,513,025
Station Casinos LLC, B Term Loan, 0.00%, 5.00%, 2/22/20		1,740	1,758,844
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 0.00%, 4.00%, 2/27/20		975	983,834
Telesat Canada, U.S. Term B Loan, 0.00%, 5.50%, 3/28/19		5,851	5,899,525
Terex Corp., New U.S. Term Loan, 0.00%, 4.50%, 4/28/17		985	1,002,288
Tervita Corp. (FKA CCS Corp.), Term Loan, 0.00%, 6.25%, 5/15/18		1,235	1,249,672

20	BLACKROCK FUNDS II	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value

United States (concluded)
Tronox Pigments (Netherlands) BV, Closing Date Term Loan, 0.00%, 4.25%, 2/08/18	USD	2,448	$2,479,033
US Coatings Acquisition, Inc./Flash Dutch 2 BV, Initial Term B Loan, 0.00%, 4.75%, 1/10/20		2,385	2,415,814
Virgin Media Investment Holdings Ltd., Term Loan B, 0.00%, 3.50%, 2/07/20		2,570	2,557,638
Vodafone Americas Finance 2, Inc., New Series A Loan, 0.00%, 6.25%, 7/11/16 (e)		5,156	5,298,047

			178,880,231

Total Floating Rate Loan Interests – 3.7%			181,923,905

Foreign Agency Obligations	Par (000)		Value

Bermuda – 0.1%
Qtel International Finance Ltd., 4.50%, 1/31/43		4,100	3,936,000

Brazil – 0.1%
Caixa Economica Federal:
2.38%, 11/06/17 (a)		4,040	3,924,860
3.50%, 11/07/22 (a)		2,145	2,048,475

			5,973,335

British Virgin Islands – 0.2%
CNPC General Capital Ltd., 2.75%, 4/19/17		4,200	4,376,820
Franshion Investment Ltd., 4.70%, 10/26/17		3,400	3,411,152

			7,787,972

Canada – 0.6%
Hydro-Quebec:
8.40%, 1/15/22		3,800	5,425,142
8.05%, 7/07/24		14,670	21,424,303
Nexen, Inc., 6.40%, 5/15/37		3,500	4,521,377

			31,370,822

Cayman Islands – 0.5%
China Resources Land Ltd., 4.63%, 5/19/16		3,000	3,195,450
DP World Sukuk Ltd., 6.25%, 7/02/17		15,340	17,142,450
Petrobras International Finance Co., 3.88%, 1/27/16		5,420	5,671,954

			26,009,854

France – 0.1%
Electricite de France SA, 2.75%, 3/10/23	EUR	3,700	4,850,959

India – 0.5%
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22	USD	3,300	3,405,201
IDBI Bank Ltd., 4.38%, 3/26/18		5,000	5,159,545
Indian Oil Corp. Ltd., 4.10%, 10/15/22	SGD	8,750	7,037,967
Power Grid Corp. of India Ltd., 3.88%, 1/17/23	USD	2,600	2,594,020
State Bank of India/London, 4.13%, 8/01/17		5,350	5,580,232

			23,776,965

Ireland – 0.1%
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/06/22 (a)		7,310	7,246,037

Luxembourg – 0.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.30%, 5/15/17		1,370	1,500,150
Sberbank of Russia Via SB Capital SA, 6.13%, 2/07/22		7,700	8,604,750

			10,104,900

Portugal – 0.1%
Caixa Geral de Depositos SA, 5.63%, 12/04/15	EUR	3,000	3,952,648

Foreign Agency Obligations	Par (000)		Value

Singapore – 0.1%
Export-Import Bank of India, 2.50%, 9/13/17	SGD	4,250	$3,474,171

United Arab Emirates – 0.3%
Abu Dhabi National Energy Co., 3.63%, 1/12/23	USD	5,800	5,843,500
National Bank of Abu Dhabi PJSC, 5.00%, 3/07/18	AUD	9,900	10,403,538

			16,247,038

United States – 0.1%
China Resources Gas Group Ltd., 4.50%, 4/05/22	USD	4,900	5,347,860

Total Foreign Agency Obligations – 3.0%			150,078,561

Foreign Government Obligations	Par (000)		Value

Belgium – 0.1%
Kingdom of Belgium, 4.00%, 3/28/18	EUR	3,840	5,654,768

Cyprus – 0.1%
Republic of Cyprus:
3.75%, 6/03/13		980	1,143,109
4.38%, 7/15/14		1,250	1,225,750

			2,368,859

Germany – 1.6%
Bundesobligation, 0.50%, 4/07/17		8,560	11,127,465
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23		29,625	41,213,776
Federal Republic of Germany:
4.25%, 7/04/18		7,440	11,465,597
3.25%, 1/04/20		6,400	9,632,007
2.00%, 1/04/22		4,150	5,730,255

			79,169,100

Ireland – 0.2%
Republic of Ireland, 3.90%, 3/20/23		8,955	11,128,298

Italy – 1.6%
Buoni Poliennali Del Tesoro:
4.75%, 6/01/17		4,370	5,887,662
5.25%, 8/01/17		13,920	19,154,091
3.50%, 11/01/17		9,920	12,720,593
5.50%, 9/01/22		14,861	20,244,716
5.50%, 11/01/22		14,970	20,381,114
4.50%, 5/01/23		1,220	1,540,730

			79,928,906

Mexico – 0.2%
United Mexican States:
5.63%, 1/15/17	USD	130	149,500
7.75%, 12/14/17	MXN	42,193	3,872,877
8.50%, 11/18/38		59,555	6,526,916

			10,549,293

Netherlands – 3.1%
Kingdom of the Netherlands, 4.50%, 7/15/17	EUR	103,140	153,988,776

Poland – 0.1%
Republic of Poland:
6.38%, 7/15/19	USD	1,350	1,658,543
5.13%, 4/21/21		4,385	5,064,675

			6,723,218

Portugal – 0.4%
Republic of Portugal, 3.50%, 3/25/15		19,150	18,671,250

BLACKROCK FUNDS II	MARCH 31, 2013	21

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value

Russia – 0.4%
Russian Federation, 7.50%, 3/31/30 (f)	USD	16,449	$20,376,663

South Africa – 0.1%
Republic of South Africa, 5.50%, 3/09/20		5,490	6,272,325

Spain – 0.8%
Autonomous Community of Madrid Spain:
3.00%, 11/05/13	CHF	1,870	1,963,504
3.00%, 7/29/14		600	623,571
Autonomous Community of Valencia Spain:
5.50%, 4/26/13	EUR	250	320,065
4.75%, 3/20/14		4,590	5,864,358
3.25%, 7/06/15		1,470	1,791,496
4.38%, 7/16/15		2,245	2,785,767
Kingdom of Spain:
4.50%, 1/31/18		3,450	4,550,481
4.00%, 3/06/18 (a)	USD	8,725	8,642,985
Spain Letras del Tesoro, 1.76%, 4/16/14 (g)	EUR	7,850	9,880,499

			36,422,726

Sri Lanka – 0.1%
Republic of Sri Lanka, 5.88%, 7/25/22	USD	4,200	4,357,500

Turkey – 0.3%
Republic of Turkey:
7.00%, 3/11/19		2,840	3,429,300
5.63%, 3/30/21		9,435	10,760,617

			14,189,917

Total Foreign Government Obligations – 9.1%			449,801,599

Investment Companies	Shares		Value

BlackRock Emerging Market Local Debt Portfolio, BlackRock Class (h)		1,973,468	20,859,554
BlackRock Floating Rate Income Portfolio, Institutional Class (h)		11,359,638	119,276,196
iShares Gold Trust (c)(h)		1,020,297	15,835,009
iShares JPMorgan USD Emerging Markets Bond Fund (h)		170,500	20,028,635
SPDR S&P 500 ETF Trust		4,185	655,162

Total Investment Companies – 3.6%			176,654,556

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 7.1%
United Kingdom – 0.5%
Fosse Master Issuer Plc, Series 2012-1A, Class 2A2, 1.70%, 10/18/54 (a)(b)		5,470	5,579,455
Gemgarto, Series 2012-1, Class A1, 3.47%, 5/14/45 (b)	GBP	2,655	4,197,627
Lanark Master Issuer Plc, Series 2012-2X, Class 2A, 2.14%, 12/22/54 (b)		4,036	6,360,953
Residential Mortgage Securities Ltd., Series 26, Class A1, 2.76%, 2/14/41 (b)		3,030	4,827,338
Silk Road Finance Number Three Plc, Series 2012-1, Class A, 1.86%, 6/21/55 (b)		2,786	4,313,865

			25,279,238

United States – 6.6%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.59%, 3/25/37 (b)	USD	64	63,503
Alternative Loan Trust: Series 2006-34, Class A3, 0.90%, 11/25/46 (b)		14,713	7,385,851

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37	USD	8,946	$7,487,267
Series 2006-OA10, Class 2A1, 0.39%, 8/25/46 (b)		20,935	13,915,887
Series 2006-OA2, Class A5, 0.43%, 5/20/46 (b)		14,466	7,813,581
Series 2006-OA3, Class 2A1, 0.41%, 5/25/36 (b)		14,177	10,058,083
Series 2006-OC2, Class 2A3, 0.49%, 2/25/36 (b)		45,748	27,310,094
Series 2007-19, Class 1A34, 6.00%, 8/25/37		16,791	13,837,591
Series 2007-19, Class 1A4, 6.00%, 8/25/37		9,116	7,512,517
American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.21%, 12/25/35 (b)		2,948	2,211,420
Banc of America Funding Corp., Series 2005-H, Class 2A1, 3.10%, 11/20/35 (b)		480	406,408
BCAP LLC Trust: Series 2007-AA3, Class 1A1B, 0.34%, 4/25/37 (b)		9,760	8,327,522
Series 2010-RR11, Class 4A1, 5.20%, 3/27/47 (a)(b)		8,937	8,338,358
Series 2011-RR2, Class 1A1, 3.13%, 7/26/36 (a)(b)		8,222	8,099,305
Series 2011-RR9, Class 7A1, 2.37%, 4/26/37 (a)(b)		21,021	19,908,288
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 5.26%, 3/25/35 (b)		323	317,934
Countrywide Alternative Loan Trust: Series 2005-50CB, Class 1A1, 5.50%, 11/25/35		3,631	3,225,413
Series 2005-J3, Class 1A1, 0.75%, 5/25/35 (b)		9,226	7,159,511
Series 2006-19CB, Class A16, 6.00%, 8/25/36		7,859	6,619,346
Series 2006-25CB, Class A2, 6.00%, 10/25/36		332	283,730
Series 2006-8T1, Class 1A5, 6.00%, 4/25/36		7,744	6,185,582
Series 2006-OA10, Class 1A1, 1.00%, 8/25/46 (b)		3,651	2,498,210
Series 2006-OA21, Class A1, 0.39%, 3/20/47 (b)		13,602	9,351,889
Series 2007-22, Class 2A16, 6.50%, 9/25/37		41,348	32,328,596
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37		968	772,033
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-17, Class A6, 6.00%, 12/25/36		2,261	2,054,590
Series 2006-OA4, Class A1, 1.14%, 4/25/46 (b)		31,335	16,925,192
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 2.99%, 1/27/36 (a)(b)		3,495	3,447,957

22	BLACKROCK FUNDS II	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
United States (concluded)
Series 2011-2R, Class 1A1, 2.73%, 3/27/37 (a)(b)	USD	2,503	$2,415,118
Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		5,319	5,223,106
Series 2011-4R, Class 5A1, 4.13%, 5/27/36 (a)(b)		5,454	5,216,108
Series 2011-4R, Class 6A1, 2.95%, 5/27/36 (a)(b)		2,793	2,742,478
Series 2011-5R, Class 1A1, 2.94%, 7/27/36 (a)(b)		3,852	3,731,905
Series 2011-5R, Class 2A1, 2.85%, 8/27/46 (a)(b)		8,049	7,078,059
Series 2011-5R, Class 3A1, 5.42%, 9/27/47 (a)(b)		2,696	2,677,856
Series 2011-6R, Class 5A1, 2.88%, 9/28/36 (a)(b)		5,467	4,698,477
Series 2011-6R, Class 6A1, 2.88%, 8/28/36 (a)(b)		5,478	4,701,066
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1, 0.70%, 2/25/35 (b)		208	190,760
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 2.36%, 9/25/35 (b)		4,445	3,793,276
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA6, Class 2A1, 2.49%, 11/25/36 (b)		6,600	4,818,337
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 2.96%, 1/25/35 (b)		3,506	3,441,096
Series 2005-AR2, Class 2A1, 2.82%, 4/25/35 (b)		1,911	1,885,226
Series 2006-AR1, Class 2A4, 2.77%, 1/25/36 (b)		5,000	4,229,985
IndyMac INDA Mortgage Loan Trust:
Series 2006-AR2, Class 4A1, 5.39%, 9/25/36 (b)		5,111	4,181,306
Series 2007-AR7, Class 1A1, 3.25%, 11/25/37 (b)		4,912	4,502,411
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		1,193	1,163,207
Series 2007-A1, Class 4A1, 2.99%, 7/25/35 (b)		310	311,210
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,240	1,233,281
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.55%, 5/25/35 (a)(b)		11,239	9,393,272
Merrill Lynch Mortgage Investors, Inc., Series 2005-A7, Class 2A1, 5.20%, 9/25/35 (b)		360	343,858
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-11, Class 1A1, 2.68%, 5/25/35 (b)		3,483	3,087,289
Series 2007-2, Class 3A3, 5.48%, 4/25/37 (b)		5,257	4,435,624
Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3, 0.39%, 7/25/46 (b)		6,660	4,022,583
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 3/25/36		3,610	2,567,653

			325,930,205

Commercial Mortgage-Backed Securities – 8.5%
United States – 8.5%
Banc of America Commercial Mortgage Trust:
Series 2006-2, Class AJ, 5.77%, 5/10/45 (b)		2,000	2,093,786

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2007-3, Class A2, 5.59%, 6/10/49 (b)	USD	271	$270,860
Series 2007-3, Class AM, 5.80%, 6/10/49 (b)		10,690	12,150,810
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.50%, 11/15/15 (a)(b)		16,755	16,846,542
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2005-3, Class A2, 4.50%, 7/10/43		282	282,381
Series 2005-6, Class AJ, 5.19%, 9/10/47 (b)		200	218,852
Banc of America Re-Remic Trust, Series 2012-CLRN, Class E, 3.40%, 8/15/29 (a)(b)		3,271	3,344,231
BB-UBS Trust, Series 2012-TFT, Class D, 3.47%, 6/05/30 (a)(b)		6,200	5,878,208
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		220	242,106
Series 2007-PW17, Class A3, 5.74%, 6/11/50		6,198	6,504,898
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AJ, 4.96%, 5/15/43 (b)		1,110	1,164,246
Commercial Mortgage Pass-Through Certificates:
Series 2006-C5, Class AM, 5.34%, 12/15/39		9,100	10,014,068
Series 2006-C8, Class AM, 5.35%, 12/10/46		5,700	6,387,905
Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)		22	22,430
Series 2007-C3, Class AAB, 5.68%, 6/15/39 (b)		7,453	8,030,986
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,340	2,620,360
Series 2012-CR5, Class D, 4.33%, 12/10/45 (a)(b)		2,250	2,163,164
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		4,965	5,016,432
Series 2012-LTRT, Class B, 3.80%, 10/01/22 (a)		2,730	2,737,434
Series 2013-LC6, Class D, 4.29%, 1/10/46 (a)(b)		3,790	3,451,602
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		5,445	5,617,029
Extended Stay America Trust:
Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		4,525	4,576,499
Series 2013-ESHM, Class M, 7.63%, 12/05/19 (a)		9,740	10,264,986
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class AAB, 5.48%, 12/10/49		1,418	1,496,334
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2, 5.42%, 12/10/49		1,815	1,810,976
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		13,520	15,296,109
Series 2007-GG9, Class AM, 5.48%, 3/10/39		6,440	7,103,243
GS Mortgage Securities Corp. II:
Series 2005-GG4, Class AJ, 4.78%, 7/10/39		2,850	2,947,470
Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		9,480	8,451,420

BLACKROCK FUNDS II	MARCH 31, 2013	23

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
United States (continued)
GS Mortgage Securities Trust:
Series 2006-GG8, Class AJ, 5.62%, 11/10/39	USD	15,120	$14,784,774
Series 2006-GG8, Class AM, 5.59%, 11/10/39		710	799,897
Series 2007-GG10, Class A4, 5.98%, 8/10/45 (b)		10,360	11,854,637
Series 2012-SHOP, Class C, 3.63%, 6/05/31 (a)		620	649,184
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2011-PLSD, Class D, 5.55%, 11/13/44 (a)(b)		10,000	10,827,810
Series 2012-PHH, Class D, 3.47%, 10/15/25 (a)(b)		6,000	6,078,120
Series 2012-PHH, Class E, 3.47%, 10/15/25 (a)(b)		1,550	1,536,949
Series 2013-C10, Class C, 4.30%, 12/15/47 (b)		4,940	5,030,219
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		1,220	1,315,882
Series 2007-CB18, Class A3, 5.45%, 6/12/47		1,047	1,080,834
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (b)		16,118	16,450,569
Series 2007-CB20, Class B, 6.18%, 2/12/51 (a)(b)		5,380	5,004,261
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		1,505	1,632,138
Series 2012-HSBC, Class D, 4.67%, 7/05/32 (a)(b)		3,500	3,722,701
LB-UBS Commercial Mortgage Trust:
Series 2004-C8, Class C, 4.93%, 12/15/39 (b)		6,000	6,289,770
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (b)		7,105	7,500,578
Series 2006-C4, Class AJ, 5.89%, 6/15/38 (b)		6,327	6,483,011
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		9,790	10,310,505
Series 2007-C6, Class AMFL, 6.11%, 7/15/40 (a)		4,821	5,533,770
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AJ, 5.27%, 11/12/37 (b)		4,950	5,298,851
ML-CFC Commercial Mortgage Trust:
Series 2006-1, Class AJ, 5.58%, 2/12/39 (b)		4,250	4,434,259
Series 2007-9, Class AM, 5.86%, 9/12/49 (b)		6,050	6,850,052
Morgan Stanley, Series 2007-XLC1, Class A2 0.47%, 7/17/17 (b)		1,924	1,856,371
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class CK, 4.30%, 10/15/30 (a)		7,915	7,106,804
Morgan Stanley Capital I Trust:
Series 2005-HQ6, Class AJ, 5.07%, 8/13/42 (b)		3,800	3,977,407
Series 2007-HQ11, Class AJ, 5.51%, 2/12/44 (b)		11,181	11,360,366
Series 2007-HQ12, Class A2FX, 5.59%, 4/12/49 (b)		4,250	4,429,530
Series 2007-HQ12, Class AM, 5.57%, 4/12/49 (b)		14,970	16,334,935
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,790	3,100,658

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
United States (concluded)
Series 2007-IQ15, Class A2, 5.85%, 6/11/49 (b)	USD	105	$107,128
Series 2007-IQ15, Class AM, 6.09%, 6/11/49 (b)		4,200	4,641,307
Series 2012-C4, Class D, 5.53%, 3/15/45 (a)(b)		4,480	4,849,004
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		761	771,991
Morgan Stanley ReREMIC Trust:
Series 2009-IO, Class B, 4.19%, 7/17/56 (a)(g)		11,600	10,842,520
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		1,360	1,374,035
Series 2012-IO, Class AXB2, 1.00%, 12/01/42		2,660	2,572,592
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (a)		2,565	2,576,022
New York Securitization Trust, Series 2012-1, Class A, 6.70%, 12/27/47 (a)(b)		11,930	11,930,000
ORES NPL LLC, Series 2012-LV1, Class A, 4.00%, 9/25/44 (a)		1,579	1,580,441
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class F, 5.39%, 2/11/36 (a)(b)		3,000	2,997,786
RBSCF Trust:
Series 2010-MB1, Class C, 4.68%, 4/15/24 (a)(b)		2,000	2,087,448
Series 2013-SMV, Class C, 3.58%, 3/11/31 (a)(b)		2,900	2,904,984
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		6,812	6,811,395
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 8/20/25 (a)		5,853	5,878,475
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		9,524	9,412,382
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C33, Class A3, 5.92%, 2/15/51 (b)		5,496	5,691,173
Series 2007-C33, Class AM, 5.93%, 2/15/51 (b)		3,610	4,023,551
Series 2007-C34, Class A3, 5.68%, 5/15/46 (b)		3,400	3,935,208
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		5,034	5,038,945

			418,666,596

Interest Only Commercial Mortgage-Backed Securities – 0.3%
United States – 0.3%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.25%, 5/15/45 (b)		38,884	5,331,286
Series 2012-CR2, Class XA, 1.97%, 8/15/45 (b)		28,013	3,527,238
Series 2013-CR6, Class XA, 1.71%, 3/10/46 (b)		71,072	6,413,198
GS Mortgage Securities Corp. II, Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		36,780	2,570,922

			17,842,644

Total Non-Agency Mortgage-Backed Securities – 15.9%			787,718,683

24	BLACKROCK FUNDS II	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value

Capital Trusts

British Virgin Islands – 0.1%
Central Plaza Development Ltd., 8.38%, 12/31/49 (b)	USD	5,500	$5,500,000

France – 0.1%
Electricite de France SA, 5.25%, 1/29/49 (a)(b)		3,225	3,203,844

Ireland – 0.1%
XL Group Plc, 6.50%, 12/29/49 (b)(i)		2,820	2,756,550

United Kingdom – 0.0%
Aviva Plc, 5.90%, 11/29/49 (b)	GBP	1,730	2,432,060

United States – 0.2%
Citigroup, Inc., 5.95%, 12/29/49 (b)		5,000	5,187,500
Prudential Financial, Inc., 5.20%, 3/15/44 (b)		300	300,750
NBCUniversal Enterprise, Inc., 5.25% (a)(i)		4,900	4,949,490

			10,437,740

Total Capital Trusts – 0.5%			24,330,194

Preferred Stocks	Shares		Value

United States – 0.1%
Fannie Mae, 8.25%		50	164,500
Freddie Mac, 8.38%		240	796,560
The Allstate Corp., 5.25%, 1/15/53		108	2,838,802

Total Preferred Stocks – 0.1%			3,799,862

Trust Preferreds	Shares		Value

United States – 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40		431	12,333,983

Total Trust Preferreds – 0.2%			12,333,983

Total Preferred Securities – 0.8%			40,464,039

Taxable Municipal Bonds	Par (000)		Value

Arizona Health Facilities Authority RB, Series B, 5.00%, 2/01/48	USD	5,430	5,682,929
California Health Facilities Financing Authority RB:
5.00%, 8/15/51		5,000	5,531,900
Series A, 5.00%, 8/15/51		4,500	4,971,195
County of Lehigh PA RB, 4.00%, 7/01/43		9,000	8,829,000
Dallas/Fort Worth International Airport RB, Series H, 5.00%, 11/01/42		13,500	14,331,735
Indiana Finance Authority RB, Series A, 5.00%, 5/01/42		4,500	4,886,055
Maine Health & Higher Educational Facilities Authority RB, 5.00%, 7/01/43		4,245	4,558,366
Massachusetts School Building Authority RB, Series B, 5.00%, 10/15/41		13,250	14,957,527
Metropolitan Washington Airports Authority RB, 7.46%, 10/01/46		13,500	17,187,120
Michigan Finance Authority RB, Series A, 5.00%, 1/01/40		5,750	6,337,477
New Jersey Transportation Trust Fund Authority RB, Series A, 5.00%, 6/15/42		13,655	14,873,709
New York State Dormitory Authority RB, Series B, 5.00%, 3/15/42		10,000	11,137,300

Taxable Municipal Bonds	Par (000)		Value

Route 460 Funding Corp. RB, Series A, 5.00%, 7/01/52	USD	13,625	$14,418,929
San Diego County Regional Airport Authority RB, Series B, 5.00%, 7/01/43		10,920	11,849,947
State of California GO, 5.00%, 9/01/42		8,000	8,774,240
Texas Municipal Gas Acquisition & Supply Corp. III RB, 5.00%, 12/15/27		4,500	4,855,230
Tobacco Settlement Financing Corp. RB, Series 1A, 5.00%, 6/01/29		9,000	8,670,870

Total Taxable Municipal Bonds – 3.3%			161,853,529

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations – 0.4%
Fannie Mae, 1.86%, 10/09/19 (g)		USD 7,230	6,407,327
FREMF Mortgage Trust:
Series 2012-K22, Class C, 3.69%, 8/25/45 (a)(b)		1,315	1,213,158
Series 2012-K710, Class C, 3.82%, 6/25/47 (a)(b)		2,000	1,994,894
Series 2012-K707, Class C, 3.88%, 1/25/47 (a)(b)		8,700	8,759,804
Series 2012-K706, Class C, 4.02%, 11/25/44 (a)(b)		1,205	1,229,548

			19,604,731

Collateralized Mortgage Obligations – 2.7%
Fannie Mae:
Series 2010-54, Class NE, 3.50%, 10/25/39		7,314	7,522,995
Series 2011-66, Class AB, 4.00%, 11/25/39		16,883	17,232,774
Series 2012-8, Class P, 4.00%, 1/25/39		6,043	6,168,909
Series 2009-91, Class DV, 4.50%, 3/25/19		10,776	10,844,457
Series 2011-1, Class QA, 4.50%, 10/25/40		20,156	21,066,117
Series 2010-54, Class PA, 4.50%, 4/25/39		8,216	8,362,617
Series 2011-22, Class HB, 4.50%, 10/25/38		7,786	7,960,865
Series 2010-71, Class B, 4.50%, 8/25/38		14,073	14,340,669
Series 2010-32, Class PL, 5.00%, 7/25/39		12,561	13,122,561
Freddie Mac:
Series 3819, Class JP, 4.00%, 8/15/39		6,171	6,313,381
Series 3923, Class PW, 7.00%, 12/15/40		4,545	4,855,327
Series 3928, Class MN, 7.00%, 3/15/41		11,226	12,595,825
Ginnie Mae, Series 2009-63, Class AC, 4.18%, 1/16/38		3,135	3,282,621

			133,669,118

Commercial Mortgage-Backed Securities – 0.0%
Freddie Mac, Series K013, Class A2, 3.97%, 1/25/21 (b)		1,240	1,398,548

Interest Only Collateralized Mortgage Obligations – 1.0%
Fannie Mae:
Series 2013-20, Class IE, 4.00%, 3/25/43		27,251	4,537,362
Series 2012-90, Class DI, 4.00%, 3/25/42		25,713	2,534,396
Series 2012-146, Class IA, 5.00%, 1/25/43		33,863	3,268,828

BLACKROCK FUNDS II	MARCH 31, 2013	25

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (concluded)
Series 2010-62, Class ES, 6.30%, 3/25/40 (b)	USD	9,835	$1,241,294
Series 2011-127, Class PS, 6.45%, 8/25/41 (b)		37,581	4,791,846
Freddie Mac:
Series 4035, Class IP, 4.50%, 10/15/41		32,269	3,508,588
Series 303, Class C34, 4.50%, 12/15/40		71,686	10,014,522
Series 3990, Class SN, 6.40%, 2/15/40 (b)		19,078	921,153
Ginnie Mae, Series 2013-28, Class IO, 3.50%, 3/01/42-5/20/42		119,593	17,227,268

			48,045,257

Interest Only Commercial Mortgage-Backed Securities – 0.4%
Freddie Mac:
Series K024, Class X1, 0.79%, 9/25/22 (b)		38,164	2,575,427
Series K008, Class X1, 1.67%, 6/25/20 (b)		19,465	1,797,128
Series K009, Class X1, 1.50%, 8/25/20 (b)		29,171	2,362,699
Series K017, Class X1, 1.45%, 12/25/21 (b)		19,811	1,954,512
Series K021, Class X1, 1.51%, 6/25/22 (b)		21,593	2,385,799
Series K501, Class X1A, 1.75%, 8/25/16 (b)		28,395	1,249,372
Series K707, Class X1, 1.56%, 1/25/47 (b)		18,147	1,393,745
Series K710, Class X1, 1.78%, 5/25/19 (b)		15,362	1,427,925
Ginnie Mae:
Series 2012-120, Class IO, 1.01%, 2/16/53 (b)		22,749	1,969,936
Series 2009-80, Class IO, 1.45%, 9/16/51 (b)		28,243	2,188,953

			19,305,496

Mortgage-Backed Securities – 78.1%
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/28-4/01/43 (j)		1,397,094	1,442,443,798
3.50%, 4/01/43 (j)		302,000	318,893,125
4.00%, 4/01/43 (j)		607,200	647,203,405
4.50%, 1/01/15-4/01/43 (j)		513,011	552,877,442
5.00%, 4/01/43 (j)		132,000	142,981,244
5.50%, 4/01/43 (j)		176,000	191,920,313
6.00%, 4/01/43 (j)		200,000	219,062,500
Freddie Mac Mortgage-Backed Securities, 3.00%, 4/01/28-4/01/43 (j)		105,500	108,700,235
Ginnie Mae Mortgage-Backed Securities, 4.00%, 9/20/42-4/15/43 (j)		217,238	235,117,186

			3,859,199,248

Total U.S. Government Sponsored Agency Securities – 82.6%			4,081,222,398

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bonds:
2.75%, 8/15/42		45	41,752
3.13%, 2/15/43 (d)		261,285	261,774,909
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42 (k)		24,905	25,992,493
U.S. Treasury Inflation Indexed Notes, 0.13%, 4/15/17-7/15/22		323	349,646
U.S. Treasury Notes:
0.25%, 2/28/15 (d)		166,350	166,362,975

U.S. Treasury Obligations	Par (000)		Value

0.38%, 3/15/16 (d)	USD	18,450	$18,461,531
2.00%, 4/30/16-2/15/23 (d)		63,520	64,331,269
0.75%, 12/31/17		555	555,737
0.88%, 1/31/18		4,827	4,858,298
1.38%, 1/31/20		32,540	32,911,151
1.25%, 2/29/20		1,074	1,075,678

Total U.S. Treasury Obligations – 11.7%			576,715,439

Total Long-Term Investments (Cost – $8,327,185,745) – 170.2%			8,409,539,575

Short-Term Securities	Par (000)		Value

Borrowed Bond Agreements – 10.2%
Bank of America Corp., (0.05)%, Open (Purchased on 2/22/13 to be repurchased at $5,425,430, collateralized by SABMiller Holdings, Inc., 3.75% due at 1/15/22, par and fair value of USD 5,000,000 and $5,351,745, respectively)		5,450	5,450,000
Barclays Plc, (1.87)%, Open (Purchased on 5/23/12 to be repurchased at EUR 1,198,215, collateralized by Kingdom of Spain, 3.40% due at 4/30/14, par and fair value of EUR 1,210,000 and $1,578,585, respectively)	EUR	1,244	1,593,997
Barclays Plc, (0.75)%, Open (Purchased on 3/18/13 to be repurchased at EUR 4,003,544, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 3,850,000 and $4,992,959, respectively)		4,174	5,349,861
Barclays Plc, (0.50)%, Open (Purchased on 2/20/13 to be repurchased at EUR 3,702,330, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, par and fair value of EUR 3,740,000 and $4,697,191, respectively)		3,868	4,957,656
Barclays Plc, (0.45)%, Open (Purchased on 2/20/13 to be repurchased at EUR 3,980,657, collateralized by Kingdom of Spain, 5.90% due at 7/30/26, par and fair value of EUR 3,740,000 and $5,020,685, respectively)		4,241	5,435,537
Barclays Plc, (0.25)%, Open (Purchased on 3/21/13 to be repurchased at EUR 380,712, collateralized by Kingdom of Spain, 5.50% due at 7/30/17, par and fair value of EUR 330,000 and $454,422, respectively)		385	493,435
Barclays Plc, (0.22)%, Open (Purchased on 2/06/13 to be repurchased at EUR 4,061,180, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, par and fair value of EUR 3,950,000 and $4,964,126, respectively)		4,183	5,361,786
Barclays Plc, (0.16)%, Open (Purchased on 1/16/13 to be repurchased at EUR 11,142,700, collateralized by Buoni Poliennali Del Tesoro, 4.75% due at 9/01/21, par and fair value of EUR 9,920,000 and $13,219,020, respectively)		11,301	14,485,183

26	BLACKROCK FUNDS II	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value

Borrowed Bond Agreements (continued)
Barclays Plc, (0.10)%, Open (Purchased on 8/23/12 to be repurchased at EUR 8,639,310, collateralized by Republic of France, 4.00% due at 4/25/18, par and fair value of EUR 7,440,000 and $11,025,922, respectively)	EUR	8,689	$11,137,786
Barclays Plc, (0.09)%, Open (Purchased on 2/06/13 to be repurchased at EUR 5,720,622, collateralized by Buoni Poliennali Del Tesoro, 4.75% due at 9/01/21, par and fair value of EUR 5,190,000 and $6,744,410, respectively)		5,766	7,390,413
Barclays Plc, (0.09)%, Open (Purchased on 3/01/13 to be repurchased at EUR 4,296,744, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 4,010,000 and $5,165,611, respectively)		4,318	5,534,854
Barclays Plc, (0.08)%, Open (Purchased on 1/28/13 to be repurchased at EUR 4,266,072, collateralized by Buoni Poliennali Del Tesoro, 4.75% due at 9/01/21, par and fair value of EUR 3,800,000 and $5,025,276, respectively)		4,296	5,506,614
Barclays Plc, (0.08)%, Open (Purchased on 1/29/13 to be repurchased at EUR 1,063,853, collateralized by Buoni Poliennali Del Tesoro, 4.75% due at 9/01/21, par and fair value of EUR 950,000 and $1,253,177, respectively)		1,071	1,373,210
Barclays Plc, (0.08)%, Open (Purchased on 11/13/12 to be repurchased at EUR 57,505,473, collateralized by French Treasury Notes, 1.00% due at 7/25/17, par and fair value of EUR 56,770,000 and $73,769,109, respectively)		57,725	73,992,015
Barclays Plc, (0.07)%, Open (Purchased on 2/27/13 to be repurchased at EUR 4,542,009, collateralized by Kingdom of Spain, 5.50% due at 4/30/21, par and fair value of EUR 4,060,000 and $5,472,640, respectively)		4,568	5,855,867
Barclays Plc, (0.06)%, Open (Purchased on 1/29/13 to be repurchased at EUR 7,668,919, collateralized by Republic of France, 3.75% due at 10/25/19, par and fair value of EUR 6,700,000 and $9,959,316, respectively)		7,700	9,870,440
Barclays Plc, (0.06)%, Open (Purchased on 10/24/12 to be repurchased at EUR 5,856,071, collateralized by Kingdom of Belgium, 4.25% due at 9/28/21, par and fair value of EUR 5,065,000 and $7,727,545, respectively)		5,888	7,547,319
Barclays Plc, (0.05)%, Open (Purchased on 1/07/13 to be repurchased at $6,404,699, collateralized by BHP Billiton Finance USA Ltd., 6.50% due at 4/01/19, par and fair value of USD 5,000,000 and $6,324,820, respectively)	USD	6,425	6,425,000
Barclays Plc, 0.03%, Open (Purchased on 5/16/12 to be repurchased at EUR 2,935,780, collateralized by Kingdom of Belgium, 5.50% due at 9/28/17, par and fair value of EUR 2,460,000 and $3,801,595, respectively)	EUR	2,931	3,756,959

Short-Term Securities	Par (000)		Value

Borrowed Bond Agreements (continued)
Barclays Plc, 0.04%, Open (Purchased on 2/08/12 to be repurchased at EUR 3,115,678, collateralized by Kingdom of Belgium, 3.25% due at 9/28/16, par and fair value of EUR 2,955,000 and $4,139,598, respectively)	EUR	3,110	$3,986,195
Citigroup, Inc., (0.10)%, Open (Purchased on 11/15/12 to be repurchased at EUR 56,702,446, collateralized by French Treasury Notes, 1.00% due at 7/25/17, par and fair value of EUR 56,200,000 and $72,807,672, respectively)		56,973	73,027,672
Citigroup, Inc., (0.05)%, Open (Purchased on 2/22/13 to be repurchased at $4,925,484, collateralized by CVS Caremark Corp., 2.75% due at 12/01/22, par and fair value of USD 5,000,000 and $4,929,200, respectively)	USD	4,950	4,950,000
Credit Suisse Group AG, (0.50)%, Open (Purchased on 2/15/13 to be repurchased at $34,241,965, collateralized by U.S. Treasury Inflation Indexed Notes, 0.13% due at 1/15/23, par and fair value of USD 33,815,000 and $36,386,294, respectively)		36,055	36,055,240
Credit Suisse Group AG, (0.05)%, Open (Purchased on 2/28/13 to be repurchased at $3,037,170, collateralized by BHP Billiton Finance USA Ltd., 4.13% due at 2/24/42, par and fair value of USD 3,000,000 and $3,017,595, respectively)		3,083	3,082,500
Credit Suisse Group AG, (0.05)%, Open (Purchased on 3/04/13 to be repurchased at $3,099,693, collateralized by Sysco Corp., 2.60% due at 6/12/22, par and fair value of USD 3,095,000 and $3,092,676, respectively)		3,114	3,114,344
Credit Suisse Group AG, (0.05)%, Open (Purchased on 3/13/13 to be repurchased at $2,303,376, collateralized by CIT Group, Inc., 5.00% due at 8/15/22, par and fair value of USD 2,143,000 and $2,288,270, respectively)		2,314	2,314,440
Credit Suisse Group AG, (0.05)%, Open (Purchased on 3/20/13 to be repurchased at $34,494,976, collateralized by U.S. Treasury Notes, 0.75% due at 2/28/18, par and fair value of USD 34,625,000 and $34,616,898, respectively)		34,582	34,581,719
Credit Suisse Group AG, (0.05)%, Open (Purchased on 3/21/13 to be repurchased at $8,434,169, collateralized by Devon Energy Corp., 3.25% due at 5/15/22, par and fair value of USD 8,400,000 and $8,413,516, respectively)		8,474	8,473,500
Credit Suisse Group AG, (0.05)%, Open (Purchased on 3/26/13 to be repurchased at $3,288,331, collateralized by Rio Tinto Finance USA Plc, 4.13% due at 8/21/42, par and fair value of USD 3,500,000 and $3,287,077, respectively)		3,338	3,338,125
Credit Suisse Group AG, (0.01)%, Open (Purchased on 2/27/13 to be repurchased at $425,640, collateralized by U.S. Treasury Notes, 1.63% due at 11/15/22, par and fair value of USD 432,000 and $424,339, respectively)		426	426,060
Credit Suisse Group AG, 0.00%, Open (Purchased on 3/27/13 to be repurchased at $76,109,775, collateralized by U.S. Treasury Notes, 0.88% due at 4/30/17, par and fair value of USD 74,985,000 and $75,881,296, respectively)		76,110	76,109,775

BLACKROCK FUNDS II	MARCH 31, 2013	27

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value

Borrowed Bond Agreements (concluded)
Credit Suisse Group AG, 0.00%, Open (Purchased on 3/28/13 to be repurchased at $19,144,263, collateralized by The Goldman Sachs Group, Inc., 2.38% due at 1/22/18, par and fair value of USD 18,815,000 and $19,071,486, respectively)		19,144	$19,144,263
Credit Suisse Group AG, 0.00%, Open (Purchased on 4/25/12 to be repurchased at $200,750, collateralized by U.S. Treasury Notes, 0.88% due at 2/28/17, par and fair value of USD 200,000 and $202,562, respectively)		201	200,750
Credit Suisse Group AG, 0.03%, Open (Purchased on 3/27/13 to be repurchased at $13,133,894, collateralized by U.S. Treasury Bonds, 2.75% due at 11/15/42, par and fair value of USD 13,940,000 and $12,920,637, respectively)		13,016	13,016,475
Credit Suisse Group AG, 0.08%, Open (Purchased on 2/01/13 to be repurchased at $1,997, collateralized by U.S. Treasury Notes, 0.63% due at 8/31/17, par and fair value of USD 2,000 and $1,498, respectively)		2	1,990
Deutsche Bank AG, (0.05)%, Open (Purchased on 2/22/13 to be repurchased at $4,919,237, collateralized by Chevron Corp., 2.36% due at 12/05/22, par and fair value of USD 5,000,000 and $4,963,925, respectively)		4,944	4,943,750
Deutsche Bank AG, (0.05)%, Open (Purchased on 3/22/13 to be repurchased at $10,963,794, collateralized by AT&T Inc., 2.63% due at 12/01/22, par and fair value of USD 11,315,000 and $11,091,076, respectively)		11,018	11,017,981
Deutsche Bank AG, (0.05)%, Open (Purchased on 3/26/13 to be repurchased at $6,245,410, collateralized by Kinder Morgan Energy Partners LP, 6.95% due at 1/15/38, par and fair value of USD 5,000,000 and $6,276,055, respectively)		6,325	6,325,000
Morgan Stanley, (0.05)%, Open (Purchased on 3/04/13 to be repurchased at EUR 4,193,935, collateralized by Kingdom of Spain, 5.85% due at 1/31/22, par and fair value of EUR 3,874,000 and $5,266,118, respectively)	EUR	4,213	5,400,191
UBS AG, (0.15)%, Open (Purchased on 10/02/12 to be repurchased at EUR 10,187,545, collateralized by Republic of France, 3.00% due at 4/25/22, par and fair value of EUR 9,550,000 and $13,357,587, respectively)		10,338	13,251,088

			504,278,990

	Par (000)		Value

Foreign Government Obligations – 1.9%
Mexican Cetes, 3.99%	MXN	220,900	17,713,476
Mexican Cetes, 3.99%		923,940	73,983,631

			91,697,107

	Shares		Value

Money Market Funds – 0.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (l)	USD	45,970,162	45,970,162

Total Short-Term Securities (Cost – $641,276,463) – 13.0%			641,946,259

Options Purchased			Value

(Cost – $45,813,934) – 1.4%			$69,603,332

Total Investments Before TBA Sale Commitments, Options Written, Borrowed Bonds and Securities Sold Short
(Cost – $9,014,276,142*) – 184.6%			9,121,089,166

Options Written			Value

(Premiums Received – $ 23,207,388) – (0.9)%			(41,778,430)

TBA Sale Commitments (j)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/28-4/01/43	USD	1,247,300	(1,284,903,341)
4.00%, 4/01/43		607,200	(647,203,405)
4.50%, 4/01/43		513,000	(552,866,120)
5.00%, 4/01/43		132,000	(142,981,244)
5.50%, 4/01/43		176,000	(191,920,312)
6.00%, 4/01/43		200,000	(219,062,500)
Freddie Mac Mortgage-Backed Securities, 3.00%, 4/01/28-4/01/43		117,300	(122,452,130)
Ginnie Mae Mortgage-Backed Securities, 4.00%, 4/15/43		217,200	(234,957,794)

Total TBA Sale Commitments (Proceeds – $3,388,293,793) – (68.7)%			(3,396,346,846)

Borrowed Bonds	Par (000)		Value

Corporate Bonds – (1.3)%
BHP Billiton Finance USA Ltd.,
6.50%, 4/01/19		(5,000)	(6,324,820)
4.13%, 2/24/42		(3,000)	(3,017,595)
Chevron Corp.,
2.36%, 12/05/22		(5,000)	(4,963,925)
CIT Group, Inc.,
5.00%, 8/15/22		(2,143)	(2,288,270)
CVS Caremark Corp.,
2.75%, 12/01/22		(5,000)	(4,929,200)
Devon Energy Corp.,
3.25%, 5/15/22		(8,400)	(8,413,516)
The Goldman Sachs Group, Inc.,
2.38%, 1/22/18		(18,815)	(19,071,486)
Kinder Morgan Energy Partners LP,
6.95%, 1/15/38		(5,000)	(6,276,055)
Rio Tinto Finance USA Plc,
4.13%, 8/21/42		(3,500)	(3,287,077)
SABMiller Holdings, Inc.,
3.75%, 1/15/22		(5,000)	(5,351,745)
Sysco Corp.,
2.60%, 6/12/22		(3,095)	(3,092,676)

			(67,016,365)

Foreign Government Obligations – (5.3)%
Buoni Poliennali Del Tesoro,
3.75%, 8/01/21	EUR	(3,740)	(4,697,191)
4.75%, 9/01/21		(19,860)	(26,241,883)
4.50%, 3/01/26		(3,950)	(4,964,126)
French Treasury Notes,
1.00%, 7/25/17		(112,970)	(146,576,781)
Kingdom of Belgium,
3.25%, 9/28/16		(2,955)	(4,139,598)
5.50%, 9/28/17		(2,460)	(3,801,595)
4.25%, 9/28/21		(5,065)	(7,727,545)

28	BLACKROCK FUNDS II	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Borrowed Bonds	Par (000)		Value

Foreign Government Obligations (concluded)
Kingdom of Spain,
3.40%, 4/30/14	EUR	(1,210)	$(1,578,585)
5.50%, 7/30/17-4/30/21		(4,390)	(5,927,062)
4.10%, 7/30/18		(7,860)	(10,158,570)
5.85%, 1/31/22		(3,874)	(5,266,118)
5.90%, 7/30/26		(3,740)	(5,020,685)
Republic of France,
4.00%, 4/25/18		(7,440)	(11,025,922)
3.75%, 10/25/19		(6,700)	(9,959,316)
3.00%, 4/25/22		(9,550)	(13,357,587)

			(260,442,564)

U.S. Treasury Obligations – (1.7)%
U.S. Treasury Bonds,
2.75%, 11/15/42	USD	(13,940)	(12,920,637)
U.S. Treasury Inflation Indexed Notes,
0.13%, 1/15/23		(33,732)	(36,386,294)
U.S. Treasury Notes,
0.88%, 2/28/17		(200)	(202,562)
0.63%, 8/31/17		(2)	(1,498)
0.75%, 2/28/18		(34,625)	(34,616,898)
1.63%, 11/15/22		(432)	(424,339)

			(84,552,228)

Total Borrowed Bonds
(Proceeds – $412,429,638) – (8.3)%			(412,011,157)

Securities Sold Short	Par (000)	Value

Corporate Bonds – (0.2)%
Apache Corp.,
0.03%, 1/15/23	(7,500)	$(7,294,425)

Total Securities Sold Short
(Proceeds – $7,270,650) – (0.2)%		(7,294,425)

Total Investments Net of TBA Sale Commitments, Options Written, Borrowed Bonds and Securities Sold Short – 106.5%		5,263,658,308
Liabilities in Excess of Other Assets – (6.5)%		(322,939,963)

Net Assets – 100.0%		$4,940,718,345

Notes to Consolidated Schedule of Investments

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,017,506,101

Gross unrealized appreciation	$146,649,042
Gross unrealized depreciation	(43,065,977)

Net unrealized appreciation	$103,583,065

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Shares Purchased		Shares Sold	Shares Held at March 31, 2013	Value at March 31, 2013	Income

BlackRock Emerging Market Local
Debt Portfolio, BlackRock Class	1,962,541	10,927		–	1,973,468	$20,859,554	$189,632
BlackRock Floating Rate
Income Portfolio, Institutional Class	11,283,016	76,622		–	11,359,638	$119,276,196	$1,182,382
BlackRock Liquidity Funds,
TempFund, Institutional Class	9,412,037	36,558,125	**	–	45,970,162	$45,970,162	$34,168
iShares Gold Trust	1,020,297	–		–	1,020,297	$15,835,009	$–
iShares JPMorgan USD
Emerging Markets Bond Fund	170,500	–		–	170,500	$20,028,635	$147,031

**Represents net shares purchased.

(i)	Security is perpetual in nature and has no stated maturity date.

BLACKROCK FUNDS II	MARCH 31, 2013	29

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

(j)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Corp.	$(52,601,716)	$(287,201)
BNP Paribas SA	$(31,045,327)	$14,111
Citigroup, Inc.	$(182,268,246)	$(270,042)
Credit Suisse Group AG	$(6,944,008)	$(154,437)
Deutsche Bank AG	$311,953,163	$1,176,417
Goldman Sachs Group, Inc.	$26,815,615	$(862,057)
JPMorgan Chase & Co.	$(67,315,922)	$(56,657)
Morgan Stanley	$(74,427,137)	$(90,074)
Nomura Securities International, Inc.	$(104,997,151)	$(983,167)
Royal Bank of Scotland Group Plc	$(11,940,251)	$(24,501)
Wells Fargo & Co.	$22,072,093	$86,936

(k)	All or a portion of security has been pledged as collateral in connection with swaps.
(l)	Represents the current yield as of report date.

—	Reverse repurchase agreements outstanding as of March 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

UBS AG	(0.50%)	10/16/12	Open	$3,270,875	$3,263,289
Deutsche Bank AG	(0.63%)	10/24/12	Open	1,810,550	1,805,512
Credit Suisse Group AG	(0.75%)	2/20/13	Open	2,310,750	2,308,873
Credit Suisse Group AG	(0.50%)	2/26/13	Open	506,875	506,643
Credit Suisse Group AG	(0.50%)	2/26/13	Open	978,000	977,552
Credit Suisse Group AG	(0.50%)	3/05/13	Open	4,175,000	4,173,492
JPMorgan Chase & Co.	(0.05%)	3/14/13	Open	751,500	751,485
JPMorgan Chase & Co.	0.00%	3/14/13	Open	1,612,000	1,612,000
JPMorgan Chase & Co.	0.00%	3/14/13	Open	2,199,600	2,199,600
Bank of America Corp.	0.18%	3/28/13	4/01/13	166,350,000	166,353,327
Credit Suisse Group AG	0.00%	3/28/13	4/01/13	59,023,800	59,023,800
Deutsche Bank AG	0.11%	3/28/13	4/01/13	18,473,063	18,473,288
Morgan Stanley	0.25%	3/28/13	4/01/13	60,600,000	60,601,683

Total				$322,062,013	$322,050,544

[1]Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

	Euro-Bund 8.5 to 10.5-Year
	Bond Futures Put Options,
130	Strike Price EUR 143.50	Eurex	May 2013	USD	34,993	$(48,725)
	Canadian Government Bonds
114	(10 Year)	Montreal	June 2013	USD	15,130,522	66,578
1,188	E-Mini S&P 500 Futures	Chicago Mercantile	June 2013	USD	92,827,350	970,664
275	Euro Dollar Futures	Chicago Mercantile	June 2013	USD	68,523,125	(5,277)
176	Euro STOXX 50 Index	Eurex	June 2013	USD	5,761,742	(30,558)
9,690	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2013	USD	1,202,089,927	1,634,044
275	Euro Dollar Futures	Chicago Mercantile	September 2013	USD	68,495,625	(5,598)
1,148	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	285,852,000	(41,891)
275	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	68,461,250	(8,746)
	Euro-Bund 8.5 to 10.5-Year
	Bond Futures Put Options,
(130)	Strike Price EUR 142	Eurex	May 2013	USD	(9,998)	17,929
(898)	Euro-Bobl	Eurex	June 2013	USD	(145,861,869)	(782,497)
(2,037)	Euro-Bund	Eurex	June 2013	USD	(379,878,265)	(977,436)

30	BLACKROCK FUNDS II	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	Financial futures contracts as of March 31, 2013 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(149)	Euro-Buxl	Eurex	June 2013	USD	(25,871,262)	(332,784)
(298)	Euro-OAT French Government Bonds	Eurex	June 2013	USD	(51,956,431)	(377,266)
(29)	Euro-Schatz	Eurex	June 2013	USD	(4,119,423)	(5,481)
(221)	Gilt British	London	June 2013	USD	(39,895,328)	(898,864)
(1,376)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2013	USD	(303,343,501)	(159,665)
(5,536)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2013	USD	(730,665,500)	(5,200,226)
(1,512)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2013	USD	(218,436,750)	(4,474,676)
(268)	Ultra Treasury Bonds	Chicago Board of Trade	June 2013	USD	(42,235,125)	227,771
(873)	Canadian Bankers Acceptance	Montreal	September 2014	USD	(211,599,307)	16,402
(430)	3-month EURIBOR	London	December 2014	USD	(137,125,203)	(98,023)
(71)	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	(17,641,725)	(1,805)
(71)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	(17,626,637)	(19,173)
(71)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	(17,609,775)	(22,563)
(71)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	(17,588,475)	(26,113)
(490)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	(121,030,000)	(70,502)
(1,057)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	(260,642,988)	(110,136)
(490)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	(120,613,500)	(76,400)
(490)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	(120,399,125)	(77,001)

Total						$(10,918,018)

—	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	14,206,000	USD	22,800,843	Deutsche Bank AG	4/17/13	$(1,217,848)
USD	4,807,435	CNH	30,000,000	HSBC Holdings Plc	4/17/13	(20,762)
USD	4,003,950	CNH	25,000,000	HSBC Holdings Plc	4/17/13	(19,547)
USD	4,899,370	CNH	30,501,000	HSBC Holdings Plc	4/17/13	(9,457)
USD	4,363,975	CNH	27,133,700	HSBC Holdings Plc	4/17/13	(2,920)
USD	438,890	CNH	2,736,000	HSBC Holdings Plc	4/17/13	(1,442)
USD	3,780,494	CNH	23,499,000	HSBC Holdings Plc	4/17/13	(1,432)
USD	3,390,081	CNH	21,072,000	HSBC Holdings Plc	4/17/13	(1,244)
USD	4,282,165	CNH	26,600,000	HSBC Holdings Plc	4/17/13	1,164
USD	4,966,981	GBP	3,340,000	BNP Paribas SA	4/17/13	(107,439)
USD	1,794,706	GBP	1,144,000	BNP Paribas SA	4/17/13	56,641
USD	2,832,918	GBP	1,869,398	Citigroup, Inc.	4/17/13	(7,235)
USD	5,872,837	GBP	3,704,379	Citigroup, Inc.	4/17/13	244,821
USD	3,694,079	GBP	2,460,000	Credit Suisse Group AG	4/17/13	(43,368)
USD	4,631,829	GBP	3,076,000	Deutsche Bank AG	4/17/13	(41,499)
USD	1,620,548	GBP	1,088,000	Deutsche Bank AG	4/17/13	(32,437)
USD	114,160,328	GBP	70,714,000	Deutsche Bank AG	4/17/13	6,725,446
USD	153,201	HKD	1,188,000	Citigroup, Inc.	4/17/13	142
USD	1,377,115	HKD	10,674,000	Royal Bank of Scotland Group Plc	4/17/13	1,904
USD	5,237,398	HKD	40,615,000	Royal Bank of Scotland Group Plc	4/17/13	4,664
USD	150,674	SEK	982,707	BNP Paribas SA	4/17/13	(61)
USD	702,467	SEK	4,493,750	Goldman Sachs Group, Inc.	4/17/13	13,181
USD	11,441,752	SGD	14,063,000	Citigroup, Inc.	4/17/13	103,311
EUR	16,000,000	USD	21,711,744	Deutsche Bank AG	4/23/13	(1,198,660)
EUR	9,545,000	USD	12,502,461	Deutsche Bank AG	4/23/13	(265,125)
EUR	26,051,000	USD	33,826,885	UBS AG	4/23/13	(427,739)
USD	4,219,547	EUR	3,222,000	BNP Paribas SA	4/23/13	88,725

BLACKROCK FUNDS II	MARCH 31, 2013	31

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	Foreign currency exchange contracts as of March 31, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,173,826	EUR	3,129,000	BNP Paribas SA	4/23/13	$162,236
USD	6,112,752	EUR	4,544,000	BNP Paribas SA	4/23/13	287,037
USD	5,477,974	EUR	4,213,000	Citigroup, Inc.	4/23/13	76,623
USD	521,483,203	EUR	391,357,000	Citigroup, Inc.	4/23/13	19,737,026
USD	275,584	EUR	206,000	Deutsche Bank AG	4/23/13	11,478
USD	2,524,992	EUR	1,927,725	Goldman Sachs Group, Inc.	4/23/13	53,518
USD	4,220,473	EUR	3,247,000	Royal Bank of Scotland Group Plc	4/23/13	57,600
USD	4,235,880	EUR	3,256,000	Royal Bank of Scotland Group Plc	4/23/13	61,468
USD	2,963,293	EUR	2,217,000	Royal Bank of Scotland Group Plc	4/23/13	120,949
USD	3,805,093	EUR	2,851,000	Royal Bank of Scotland Group Plc	4/23/13	149,918
USD	7,963,915	EUR	6,077,000	Royal Bank of Scotland Group Plc	4/23/13	172,789
USD	4,175,077	EUR	3,100,000	Royal Bank of Scotland Group Plc	4/23/13	200,667
USD	17,821,364	EUR	13,395,000	Royal Bank of Scotland Group Plc	4/23/13	648,067
USD	3,320,043	EUR	2,494,000	UBS AG	4/23/13	122,566
USD	6,589,603	EUR	4,949,000	UBS AG	4/23/13	244,650
USD	11,527,986	EUR	8,779,000	UBS AG	4/23/13	272,713
EUR	3,900,000	USD	5,039,405	BNP Paribas SA	4/25/13	(39,277)
USD	5,018,365	EUR	3,900,000	JPMorgan Chase & Co.	4/25/13	18,237
USD	10,000,000	MYR	31,010,000	JPMorgan Chase & Co.	5/06/13	13,527
CNY	46,025,000	USD	7,266,340	HSBC Holdings Plc	6/07/13	109,975
CNY	46,025,000	USD	7,262,327	Standard Chartered Plc	6/07/13	113,988
USD	7,151,181	CNY	46,025,000	Standard Chartered Plc	6/07/13	(225,135)
USD	7,163,424	CNY	46,025,000	Standard Chartered Plc	6/07/13	(212,891)
EUR	46,420,000	USD	59,970,834	Citigroup, Inc.	6/12/13	(431,304)
USD	11,277,198	EUR	8,695,000	Royal Bank of Scotland Group Plc	6/12/13	129,619
USD	2,489,285	GBP	1,646,000	Royal Bank of Scotland Group Plc	6/12/13	(11,462)
AUD	23,140,000	USD	23,968,875	Barclays Plc	6/19/13	(27,955)
CAD	8,992,612	USD	8,740,000	Deutsche Bank AG	6/19/13	95,538
CHF	36,460,197	EUR	29,875,000	UBS AG	6/19/13	131,066
EUR	29,875,000	CHF	36,567,209	Bank of America Corp.	6/19/13	(243,917)
GBP	4,650,000	USD	7,066,865	Deutsche Bank AG	6/19/13	(4,480)
JPY	546,060,000	USD	5,700,000	Deutsche Bank AG	6/19/13	104,244
JPY	611,899,000	USD	6,429,537	Goldman Sachs Group, Inc.	6/19/13	74,531
JPY	3,946,691,500	USD	41,500,000	Standard Chartered Plc	6/19/13	450,629
KRW	9,329,950,000	USD	8,540,000	Morgan Stanley	6/19/13	(191,425)
NOK	26,070,000	SEK	28,943,540	Citigroup, Inc.	6/19/13	15,177
USD	7,780,940	AUD	7,541,000	BNP Paribas SA	6/19/13	(21,069)
USD	64,048,612	AUD	62,020,000	Westpac Banking Corp.	6/19/13	(118,018)
USD	8,740,000	CAD	8,977,824	BNP Paribas SA	6/19/13	(81,009)
USD	48,706,034	EUR	38,080,000	Deutsche Bank AG	6/19/13	(136,389)
USD	59,743,933	EUR	46,420,000	Goldman Sachs Group, Inc.	6/19/13	204,403
USD	33,275,500	GBP	22,030,000	Bank of America Corp.	6/19/13	(183,499)
USD	7,012,102	GBP	4,650,000	Royal Bank of Scotland Group Plc	6/19/13	(50,283)
USD	86,744,000	JPY	8,233,593,015	Bank of America Corp.	6/19/13	(773,457)
USD	11,290,000	JPY	1,071,627,607	Bank of America Corp.	6/19/13	(100,668)
USD	5,830,000	JPY	553,787,619	BNP Paribas SA	6/19/13	(56,383)
USD	6,453,099	JPY	611,899,000	Citigroup, Inc.	6/19/13	(50,968)
USD	8,540,000	KRW	9,323,972,000	Deutsche Bank AG	6/19/13	196,774

32	BLACKROCK FUNDS II	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	Foreign currency exchange contracts as of March 31, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

KRW	3,213,826,000	USD	2,870,000	Standard Chartered Plc	6/20/13	$5,650
KRW	6,424,782,000	USD	5,740,000	Standard Chartered Plc	6/20/13	8,731
USD	8,610,000	KRW	9,483,915,000	BNP Paribas SA	6/20/13	124,035
USD	16,832,217	MXN	217,349,000	Deutsche Bank AG	7/25/13	(570,826)
USD	37,161,564	MXN	479,321,000	Barclays Plc	8/08/13	(1,168,296)
USD	4,521,595	MXN	58,490,000	Citigroup, Inc.	8/08/13	(155,674)
USD	28,103,014	MXN	363,490,000	Royal Bank of Scotland Group Plc	8/08/13	(964,189)
CNY	49,015,000	USD	7,717,682	Standard Chartered Plc	8/19/13	108,503
USD	7,607,481	CNY	49,015,000	Credit Suisse Group AG	8/19/13	(218,705)

Total						$22,088,437

—	Exchange-traded options purchased as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

SPDR S&P 500 ETF Trust	Call	USD	157.00	4/05/13	4,137	$285,453
SPDR S&P 500 ETF Trust	Call	USD	157.00	4/20/13	4,256	627,760
SPDR S&P 500 ETF Trust	Call	USD	160.00	5/18/13	10,000	1,095,000
SPDR S&P 500 ETF Trust	Call	USD	163.00	9/21/13	10,000	2,316,725
EURO STOXX 50 Index	Put	EUR	2,650.00	4/19/13	194	167,852
Euro Dollar (2 Year) Mid-Curve	Put	USD	98.75	9/13/13	3,948	394,800
Euro Dollar (2 Year) Mid-Curve	Put	USD	99.25	9/13/13	1,009	378,375

Total						$5,265,965

—	Over-the-counter barrier options purchased as of March 31, 2013 were as follows:

Description	Counterparty	Strike Price	Barrier Price/Range	Expiration Date	Contracts	Market Value

Nikkei 225 Index	JPMorgan Chase & Co.	JPY13,000.00	JPY 14,250.00	6/14/13	156,800	$474,691

—	Over-the-counter options purchased as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value

USD Currency	Barclays Plc	Call	JPY	84.00	4/03/13	–	USD	140,490	$15,022,722
USD Currency	Citigroup, Inc.	Call	JPY	81.50	4/03/13	–	USD	65,700	8,771,232
	Credit Suisse Group
USD Currency	AG	Call	JPY	94.00	4/03/13	–	USD	145,541	1,095,545
USD Currency	Deutsche Bank AG	Call	JPY	88.00	4/03/13	–	USD	99,000	6,376,481
USD Currency	Deutsche Bank AG	Call	JPY	90.00	4/03/13	–	USD	99,000	4,282,265
	Goldman Sachs
USD Currency	Group, Inc.	Call	JPY	90.00	4/03/13	–	USD	46,541	2,013,140
Nikkei 225 Index	Citigroup, Inc.	Call	JPY	13,074.60	6/14/13	114		–	315,159
USD Currency	Deutsche Bank AG	Call	JPY	100.30	9/12/13	–	USD	44,680	446,532
S&P 500 Index	Citigroup, Inc.	Call	USD	1,550.00	9/20/13	30,250,000		–	359,975
	Bank of America
Dispersion 23% Sinx	Corp.	Call	USD	23.00	3/21/14	160,000,000		–	4,227,821
Hang Seng Index	Citigroup, Inc.	Put	HKD	21,683.03	4/29/13	4,982		–	112,867
	Goldman Sachs
Kaisa Group Holdings Ltd.	Group, Inc.	Put	USD	102.00	5/07/13	4,000,000		–	128,136
	Goldman Sachs
AUD Currency	Group, Inc.	Put	USD	1.00	5/24/13	–	AUD	41,970	101,511

BLACKROCK FUNDS II	MARCH 31, 2013	33

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	Over-the-counter options purchased as of March 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount (000)	Market Value

AUD Currency	JPMorgan Chase & Co.	Put	USD 1.01	6/12/13	–	AUD 61,280	$343,320

Total							$43,596,706

—	Over-the-counter credit default swaptions purchased as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value

Sold protection on 5-Year Credit Default Swaps	JPMorgan Chase & Co.	Call	USD 160.00	Receive	iTraxx Sub Financials Series 18 Version 1	4/17/13	EUR 19,230	$25,699

—	Over-the-counter interest rate swaptions purchased as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

7-Year Interest Rate Swap	Citigroup, Inc.	Call	1.23%	Receive	3-month LIBOR	8/27/13	USD	43,310	$74,965
10-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	2.42%	Receive	3-month LIBOR	3/07/14	USD	341,000	11,137,299
7-Year Interest Rate Swap	Citigroup, Inc.	Put	1.73%	Pay	3-month LIBOR	8/27/13	USD	56,250	446,766
20-Year Interest Rate Swap	Citigroup, Inc.	Put	1.88%	Pay	6-month JPY LIBOR	11/18/13	JPY	2,673,775	377,940
10-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.42%	Pay	3-month LIBOR	3/07/14	USD	341,000	8,203,301

Total									$20,240,271

—	Exchange-traded options written as of March 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

U.S. Treasury Notes (10 Year)	Call	USD	131.00	4/26/13	1,380	$(1,681,875)
U.S. Treasury Notes (10 Year)	Put	USD	129.00	4/26/13	1,380	(43,125)
Euro Dollar (3 Year) Mid-Curve	Put	USD	98.13	9/13/13	1,973	(382,269)

Total						$(2,107,269)

—	Over-the-counter options written as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value

USD Currency	Barclays Plc	Call	JPY	81.50	4/03/13	USD	65,700	$(8,771,587)
USD Currency	Barclays Plc	Call	JPY	88.00	4/03/13	USD	99,000	(6,376,481)
	Credit Suisse Group
USD Currency	AG	Call	JPY	90.00	4/03/13	USD	145,541	(6,295,405)
USD Currency	Deutsche Bank AG	Call	JPY	94.00	4/03/13	USD	99,000	(745,213)
USD Currency	Deutsche Bank AG	Call	JPY	84.00	4/03/13	USD	99,000	(10,586,159)
	Goldman Sachs
USD Currency	Group, Inc.	Call	JPY	94.00	4/03/13	USD	46,541	(350,333)
USD Currency	HSBC Holdings Plc	Call	JPY	84.00	4/03/13	USD	41,490	(4,436,339)
USD Currency	Deutsche Bank AG	Call	JPY	97.00	6/07/13	USD	11,290	(103,886)
	JPMorgan Chase &
AUD Currency	Co.	Put	USD	0.97	6/12/13	AUD	61,280	(90,225)
USD Currency	Deutsche Bank AG	Put	JPY	91.40	9/12/13	USD	44,680	(885,075)

Total								$(38,640,703)

34	BLACKROCK FUNDS II	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	Over-the-counter credit default swaptions written as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Rating[1]	Expiration Date	Notional Amount[2] (000)		Market Value

Bought protection on 5-Year Credit Default Swaps	Credit Suisse Group AG	Call	USD	90.00	Receive	CDX.NA.IG Series 20 Version 1	BBB+	5/15/13	USD	55,300	$(104,505)
Bought protection on 5-Year Credit Default Swaps	Credit Suisse Group AG	Call	USD	95.00	Receive	CDX.NA.IG Series 20 Version 1	BBB+	5/15/13	USD	55,300	(178,458)
Sold protection on 5-Year Credit Default Swaps	Credit Suisse Group AG	Put	USD	100.00	Pay	CDX.NA.IG Series 20 Version 1	BBB+	5/15/13	USD	55,300	(94,215)
Sold protection on 5-Year Credit Default Swaps	Credit Suisse Group AG	Put	USD	95.00	Pay	CDX.NA.IG Series 20 Version 1	BBB+	5/15/13	USD	55,300	(133,804)

Total											$(510,982)

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Over-the-counter interest rate swaptions written as of March 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value

7-Year Interest Rate Swap	Citigroup, Inc.	Call	1.48%	Pay	3-month LIBOR	8/27/13	USD	43,310	$(291,506)
7-Year Interest Rate Swap	Citigroup, Inc.	Put	1.98%	Receive	3-month LIBOR	8/27/13	USD	56,250	(227,970)

Total									$(519,476)

—	Credit default swaps - buy protection outstanding as of March 31, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Kingdom of Spain	1.00%	JPMorgan Chase & Co.	6/20/14	USD	10,100	$(87,479)
iTraxx Europe Series 9 3-6%	5.00%	JPMorgan Chase & Co.	6/20/15	EUR	8,865	(859,274)
Republic of Portugal	1.00%	JPMorgan Chase & Co.	6/20/15	USD	19,150	(512,810)
People’s Republic of China	1.00%	UBS AG	9/20/15	USD	10,000	(48,713)
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase & Co.	12/20/15	EUR	82,750	54,722
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase & Co.	12/20/15	EUR	80,229	53,054
Republic of Portugal	1.00%	Barclays Plc	12/20/15	USD	1,700	(52,320)
Republic of Portugal	1.00%	Deutsche Bank AG	12/20/15	USD	2,150	(66,169)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	66,631
iTraxx Asia.XJ.IG Series 16 Version 1	1.00%	Deutsche Bank AG	12/20/16	USD	5,000	(329,803)
The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	4,020	(237,359)
Republic of Ireland	1.00%	Citigroup, Inc.	12/20/16	USD	1,600	(244,848)
Republic of Ireland	1.00%	Goldman Sachs Group, Inc.	12/20/16	USD	4,000	(606,660)
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Group, Inc.	12/20/16	USD	4,250	(90,606)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase & Co.	3/20/17	EUR	1,550	206,356
Republic of Ireland	1.00%	Citigroup, Inc.	3/20/17	USD	3,000	(384,827)
Republic of Ireland	1.00%	Goldman Sachs Group, Inc.	3/20/17	USD	9,000	(1,366,052)
Republic of Ireland	1.00%	Goldman Sachs Group, Inc.	3/20/17	USD	4,000	(605,008)
Republic of Ireland	1.00%	Morgan Stanley	3/20/17	USD	7,500	(981,795)
Banco de Sabadell SA	5.00%	BNP Paribas SA	6/20/17	EUR	1,105	(78,208)
Caja de Ahorros Y Pensiones de Barcelona	3.00%	BNP Paribas SA	6/20/17	EUR	1,105	(17,968)
Caja de Ahorros Y Pensiones de Barcelona	3.00%	BNP Paribas SA	6/20/17	EUR	820	(15,219)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse Group AG	6/20/17	USD	86,815	(1,056,296)
Commonwealth of Australia	1.00%	UBS AG	6/20/17	USD	10,000	(261,678)
People’s Republic of China	1.00%	Deutsche Bank AG	6/20/17	USD	7,225	(246,053)
Republic of Portugal	1.00%	Citigroup, Inc.	6/20/17	USD	6,450	(1,166,555)

BLACKROCK FUNDS II	MARCH 31, 2013	35

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	Credit default swaps - buy protection outstanding as of March 31, 2013 were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Banco Bilbao Vizcaya Argentaria SA	0.00%	Citigroup, Inc.	9/20/17	EUR	2,110	$ (69,160)
Bank of America Corp.	1.00%	Citigroup, Inc.	9/20/17	USD	10,000	(157,246)
Kingdom of Spain	1.00%	Barclays Plc	9/20/17	USD	2,160	(199,769)
Kingdom of Spain	1.00%	Barclays Plc	9/20/17	USD	1,285	(126,189)
Kingdom of Spain	1.00%	BNP Paribas SA	9/20/17	USD	2,000	(163,594)
People’s Republic of China	1.00%	Barclays Plc	9/20/17	USD	10,000	(287,711)
People’s Republic of China	1.00%	Goldman Sachs Group, Inc.	9/20/17	USD	10,000	(279,342)
Peugeot SA	5.00%	BNP Paribas SA	9/20/17	EUR	5,780	(197,661)
Republic of Indonesia	1.00%	Goldman Sachs Group, Inc.	9/20/17	USD	5,000	(135,821)
CDX.NA.IG Series 19 Version 1	1.00%	Credit Suisse Group AG	12/20/17	USD	43,000	(93,796)
CDX.NA.IG Series 19 Version 1	1.00%	Credit Suisse Group AG	12/20/17	USD	12,240	1,789
CDX.NA.IG Series 19 Version 1	1.00%	Credit Suisse Group AG	12/20/17	USD	11,250	(32,663)
CDX.NA.IG Series 19 Version 1	1.00%	Credit Suisse Group AG	12/20/17	USD	5,000	(9,208)
Clariant AG	1.00%	BNP Paribas SA	12/20/17	EUR	1,800	(120,764)
Clariant AG	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	3,140	(171,559)
Compagnie de Saint-Gobain SA	1.00%	Goldman Sachs Group, Inc.	12/20/17	EUR	1,200	(15,202)
Compagnie de Saint-Gobain SA	1.00%	JPMorgan Chase & Co.	12/20/17	EUR	795	(17,278)
Diageo Plc	1.00%	Deutsche Bank AG	12/20/17	EUR	1,250	(2,150)
Government of Japan	1.00%	HSBC Holdings Plc	12/20/17	USD	10,000	(44,905)
Henkel AG & Co. KGaA	1.00%	Credit Suisse Group AG	12/20/17	EUR	1,000	(4,667)
Hitachi Ltd.	1.00%	JPMorgan Chase & Co.	12/20/17	JPY	500,000	(54,137)
iTraxx Asia XJ.IG Series 18 Version 1	1.00%	Barclays Plc	12/20/17	USD	10,000	(71,078)
iTraxx Asia XJ.IG Series 18 Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	USD	10,000	(68,842)
iTraxx Europe Crossover Series 18 Version 1	5.00%	Citigroup, Inc.	12/20/17	EUR	20,000	(146,674)
iTraxx Sub Financials Series 18 Version 1	1.00%	Citigroup, Inc.	12/20/17	EUR	9,400	168,102
Lafarge SA	1.00%	Credit Suisse Group AG	12/20/17	EUR	250	(9,906)
Progress Energy, Inc.	1.00%	Credit Suisse Group AG	12/20/17	USD	10,000	(67,147)
Banco de Sabadell SA	5.00%	Barclays Plc	3/20/18	EUR	930	23,447
Banco de Sabadell SA	5.00%	JPMorgan Chase & Co.	3/20/18	EUR	930	34,355
Banco Popular Espanol SA	5.00%	Barclays Plc	3/20/18	EUR	1,980	87,922
Banco Popular Espanol SA	5.00%	JPMorgan Chase & Co.	3/20/18	EUR	930	33,560
Commerzbank AG	1.00%	Barclays Plc	3/20/18	EUR	4,700	91,623
Compagnie de Saint-Gobain SA	1.00%	JPMorgan Chase & Co.	3/20/18	EUR	920	(13,349)
ConAgra Foods, Inc.	1.00%	Barclays Plc	3/20/18	USD	12,500	(271,532)
Deutsche Bank AG	1.00%	Barclays Plc	3/20/18	EUR	4,800	81,758
Deutsche Bank AG	1.00%	Citigroup, Inc.	3/20/18	EUR	1,900	33,442
Finmeccanica SpA	5.00%	Bank of America Corp.	3/20/18	EUR	280	6,312
Finmeccanica SpA	5.00%	Credit Suisse Group AG	3/20/18	EUR	100	1,191
Kingdom of Spain	1.00%	Citigroup, Inc.	3/20/18	USD	4,500	(684)
Kingdom of Spain	1.00%	Citigroup, Inc.	3/20/18	USD	4,363	62,674
Kingdom of Spain	1.00%	JPMorgan Chase & Co.	3/20/18	USD	4,363	62,674
Marks & Spencer Plc	1.00%	Credit Suisse Group AG	3/20/18	EUR	2,000	35,474
Republic of Indonesia	1.00%	Morgan Stanley	3/20/18	USD	10,000	25,991
Republic of Ireland	1.00%	Bank of America Corp.	3/20/18	USD	1,200	979
Republic of Ireland	1.00%	Deutsche Bank AG	3/20/18	USD	1,400	1,142
Republic of Italy	1.00%	Barclays Plc	3/20/18	USD	9,050	236,713
Republic of Korea	1.00%	Citigroup, Inc.	3/20/18	USD	10,000	7,809
Ricoh Co. Ltd.	1.00%	UBS AG	3/20/18	JPY	500,000	(240,075)
Xstrata Plc	1.00%	JPMorgan Chase & Co.	3/20/18	EUR	4,040	3,372
Apache Corp.	1.00%	Barclays Plc	6/20/18	USD	1,579	2,087
AXA SA	1.00%	BNP Paribas SA	6/20/18	EUR	1,850	11,598
AXA SA	1.00%	Credit Suisse Group AG	6/20/18	EUR	1,990	10,130
CDX.NA.IG.20 Version 1	1.00%	Credit Suisse Group AG	6/20/18	USD	7,500	(3,668)

36	BLACKROCK FUNDS II	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	Credit default swaps - buy protection outstanding as of March 31, 2013 were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Credit Agricole SA	3.00%	JPMorgan Chase & Co.	6/20/18	EUR	1,920	$ 6,926
Nabors Industries, Inc.	1.00%	Barclays Plc	6/20/18	USD	7,500	(23,389)
Panasonic Corp.	0.00%	Goldman Sachs Group, Inc.	6/20/18	JPY	700,000	(26,327)
Renault SA	1.00%	Credit Suisse Group AG	6/20/18	EUR	2,250	25,834
Societe Generale SA	3.00%	JPMorgan Chase & Co.	6/20/18	EUR	1,920	7,709
Republic of Korea	1.00%	JPMorgan Chase & Co.	3/20/23	USD	10,000	23,632
CMBX.NA Series 4 AAA	0.35%	Deutsche Bank AG	2/17/51	USD	17,000	(526,935)
CMBX.NA Series 6 A	2.00%	Credit Suisse Group AG	5/11/63	USD	5,000	185,921
CMBX.NA Series 6 A	2.00%	UBS AG	5/11/63	USD	8,890	70,264
CMBX.NA Series 6 AAA	0.50%	Credit Suisse Group AG	5/11/63	USD	17,700	108,910
CMBX.NA Series 6 AAA	0.50%	JPMorgan Chase & Co.	5/11/63	USD	4,995	71,545
CMBX.NA Series 6 AAA	0.50%	Morgan Stanley	5/11/63	USD	9,870	216,475

Total						$(10,846,005)

—	Credit default swaps - sold protection outstanding as of March 31, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

iTraxx Europe Series 9 0-3%	5.00%	JPMorgan Chase & Co.	6/20/13	BBB+	EUR	4,530	$ 212,550
iTraxx Europe Series 9 0-3%	5.00%	Morgan Stanley	6/20/13	BBB+	EUR	1,775	117,937
ARAMARK Corp.	5.00%	JPMorgan Chase & Co.	6/20/16	B-	USD	1,200	90,351
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas SA	9/20/16	CCC+	EUR	950	(129,951)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	CCC+	EUR	750	(144,807)
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase & Co.	9/20/16	CCC+	EUR	750	(161,667)
Republic of Italy	1.00%	Citigroup, Inc.	12/20/16	Not Rated	USD	1,600	98,185
Republic of Italy	1.00%	Goldman Sachs Group, Inc.	12/20/16	Not Rated	USD	4,000	243,441
CDX.NA.IG Series 18 Version 1	1.00%	Citigroup, Inc.	6/20/17	BBB+	USD	86,815	982,158
Sunrise Communications Holdings SA	5.00%	Citigroup, Inc.	6/20/17	B-	EUR	1,750	230,569
Ardagh Packaging Finance Plc	5.00%	Barclays Plc	9/20/17	CCC+	EUR	540	61,305
Ardagh Packaging Finance Plc	5.00%	Credit Suisse Group AG	9/20/17	CCC+	EUR	820	95,240
Bank of America Corp.	1.00%	Citigroup, Inc.	9/20/17	A-	USD	10,000	140,902
Repsol International Finance BV	1.00%	Barclays Plc	9/20/17	BBB-	EUR	1,000	154,656
CDX.NA.HY Series 19 Version 1	5.00%	Credit Suisse Group AG	12/20/17	B+	USD	555	23,485
Deutsche Telekom AG	1.00%	Deutsche Bank AG	12/20/17	BBB+	EUR	2,400	(4,173)
E.ON AG	1.00%	JPMorgan Chase & Co.	12/20/17	A-	EUR	1,600	694
Gas Natural SDG SA	1.00%	JPMorgan Chase & Co.	12/20/17	BBB	EUR	1,980	107,299
Gas Natural SDG SA	0.00%	JPMorgan Chase & Co.	12/20/17	BBB	EUR	1,100	42,200
Holcim Ltd.	1.00%	Goldman Sachs Group, Inc.	12/20/17	BBB	EUR	1,100	22,192
Holcim Ltd.	1.00%	JPMorgan Chase & Co.	12/20/17	BBB	EUR	2,000	40,349
Imperial Tobacco Group Plc	1.00%	Deutsche Bank AG	12/20/17	BBB	EUR	2,400	10,257
iTraxx Europe Crossover Series 18 Version 1	5.00%	Barclays Plc	12/20/17	B+	EUR	70,760	(548,537)
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	A-	EUR	62,050	(81,501)
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	A-	EUR	41,400	(54,378)
iTraxx Sub Financials Series 18 Version 1	1.00%	Citigroup, Inc.	12/20/17	A	EUR	9,400	(152,180)
iTraxx Sub Financials Series 18 Version 1	1.00%	Citigroup, Inc.	12/20/17	A	EUR	8,830	(166,461)
iTraxx Sub Financials Series 18 Version 1	1.00%	Citigroup, Inc.	12/20/17	A	EUR	4,720	(72,983)
iTraxx Sub Financials Series 18 Version 1	1.00%	Deutsche Bank AG	12/20/17	A	EUR	9,400	(153,505)
iTraxx Sub Financials Series 18 Version 1	1.00%	Deutsche Bank AG	12/20/17	A	EUR	4,700	(80,068)
iTraxx Sub Financials Series 18 Version 1	1.00%	Deutsche Bank AG	12/20/17	A	EUR	720	(16,922)
iTraxx Sub Financials Series 18 Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	A	EUR	4,700	(97,916)
iTraxx Sub Financials Series 18 Version 1	1.00%	JPMorgan Chase & Co.	12/20/17	A	EUR	2,410	(44,922)
Sunrise Communications Holdings SA	5.00%	Credit Suisse Group AG	12/20/17	B-	EUR	920	1,359
Sunrise Communications Holdings SA	5.00%	Goldman Sachs Group, Inc.	12/20/17	B-	EUR	1,070	11,604

BLACKROCK FUNDS II	MARCH 31, 2013	37

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	Credit default swaps - sold protection outstanding as of March 31, 2013 were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

ThyssenKrupp AG	1.00%	Credit Suisse Group AG	12/20/17	BB	EUR	2,300	$ 50,477
ThyssenKrupp AG	1.00%	Goldman Sachs Group, Inc.	12/20/17	BB	EUR	1,100	27,188
ThyssenKrupp AG	1.00%	JPMorgan Chase & Co.	12/20/17	BB	EUR	1,040	25,705
Advanced Micro Devices, Inc.	5.00%	Barclays Plc	3/20/18	B	USD	1,750	74,513
Ardagh Packaging Finance Plc	5.00%	Credit Suisse Group AG	3/20/18	CCC+	EUR	830	(11,118)
Ardagh Packaging Finance Plc	5.00%	Deutsche Bank AG	3/20/18	CCC+	EUR	880	(12,259)
Glencore International AG	1.00%	JPMorgan Chase & Co.	3/20/18	BBB	EUR	4,040	29,665
HeidelbergCement AG	5.00%	JPMorgan Chase & Co.	3/20/18	Not Rated	EUR	920	24,977
Intesa Sanpaolo SpA	1.00%	Bank of America Corp.	3/20/18	BBB+	EUR	3,350	(193,469)
Metsa Board Oyj	5.00%	Citigroup, Inc.	3/20/18	B-	EUR	1,010	25,136
Republic of Italy	1.00%	Barclays Plc	3/20/18	Not Rated	EUR	6,750	(168,257)
Republic of Italy	1.00%	Barclays Plc	3/20/18	Not Rated	USD	105	(755)
Schaeffler Finance BV	5.00%	Barclays Plc	3/20/18	B	EUR	1,000	66,399
Schaeffler Finance BV	5.00%	Barclays Plc	3/20/18	B	EUR	990	52,489
Schaeffler Finance BV	5.00%	Credit Suisse Group AG	3/20/18	B	EUR	1,000	61,828
Schaeffler Finance BV	5.00%	Credit Suisse Group AG	3/20/18	B	EUR	990	52,489
Sunrise Communications Holdings SA	5.00%	Citigroup, Inc.	3/20/18	B-	EUR	960	(6,953)
Sunrise Communications Holdings SA	5.00%	Goldman Sachs Group, Inc.	3/20/18	B-	EUR	1,010	(12,987)
Swiss Reinsurance Co. Ltd.	1.00%	Barclays Plc	3/20/18	AA-	EUR	4,800	(78,530)
Swiss Reinsurance Co. Ltd.	1.00%	Citigroup, Inc.	3/20/18	AA-	EUR	1,900	(30,347)
ThyssenKrupp AG	1.00%	Credit Suisse Group AG	3/20/18	BB	EUR	1,950	(14,624)
Ttmtin	5.00%	Credit Suisse Group AG	3/20/18	BB-	EUR	2,000	(25,869)
UniCredit SpA	3.00%	Barclays Plc	3/20/18	BBB+	EUR	1,650	(95,153)
UniCredit SpA	3.00%	JPMorgan Chase & Co.	3/20/18	BBB+	EUR	3,350	(203,105)
Allianz SE	1.00%	JPMorgan Chase & Co.	6/20/18	AA	EUR	4,220	(28,318)
Aviva Plc	1.00%	BNP Paribas SA	6/20/18	Not Rated	EUR	1,850	(11,415)
Aviva Plc	1.00%	Credit Suisse Group AG	6/20/18	Not Rated	EUR	1,990	(12,866)
Devon Energy Corp.	1.00%	JPMorgan Chase & Co.	6/20/18	BBB+	USD	10,000	(46,331)
Devon Energy Corp.	1.00%	JPMorgan Chase & Co.	6/20/18	BBB+	USD	4,000	(18,769)
iTraxx Europe Crossover Series 19 Version 1	5.00%	Deutsche Bank AG	6/20/18	B+	EUR	9,700	(102,736)
iTraxx Sub Financials Series 19 Version 1	1.00%	Deutsche Bank AG	6/20/18	A	EUR	9,000	6,163
Munchener Ruckversicherungs AG	1.00%	JPMorgan Chase & Co.	6/20/18	A	EUR	4,220	(16,741)
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	1,925	83,816
CMBX.NA Series 6 AA	1.50%	Credit Suisse Group AG	5/11/63	AA	USD	8,890	(92,204)
CMBX.NA Series 6 AA	1.50%	Credit Suisse Group AG	5/11/63	AA	USD	5,000	(134,300)
CMBX.NA Series 6 BBB-	3.00%	Bank of America Corp.	5/11/63	BBB-	USD	4,435	(106,594)
CMBX.NA Series 6 BBB-	3.00%	Barclays Plc	5/11/63	BBB-	USD	4,400	(901)

Total							$ (66,994)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Interest rate swaps outstanding as of March 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.41%[1]	3-month LIBOR	Deutsche Bank AG	3/22/15	USD	59,800	$ 3,750
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	5,230	(701,097)
1.75%[2]	3-month LIBOR	Citigroup, Inc.	12/14/22	USD	9,700	(147,292)
1.88%[1]	3-month LIBOR	Citigroup, Inc.	1/16/23	USD	8,400	51,569
2.05%[2]	3-month LIBOR	Deutsche Bank AG	3/22/23	USD	10,000	41,003
2.89%[1]	3-month LIBOR	Bank of America Corp.	1/14/43	USD	2,510	39,778
2.89%[1]	3-month LIBOR	Chicago Mercantile	1/14/43	USD	50,000	766,454
3.01%[1]	3-month LIBOR	Bank of America Corp.	2/06/43	USD	1,334	(9,620)
3.02%[1]	3-month LIBOR	Credit Suisse Group AG	2/06/43	USD	19,669	(154,051)

38	BLACKROCK FUNDS II	MARCH 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

—	Interest rate swaps outstanding as of March 31, 2013 were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

3.00%[1]	3-month LIBOR	Goldman Sachs Group, Inc.	2/11/43	USD	34,000	$(160,176)
3.03%[1]	3-month LIBOR	Credit Suisse Group AG	2/19/43	USD	11,000	(103,599)

Total						$(373,281)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

—	Total return swaps outstanding as of March 31, 2013 were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

TRX.II.AAA Series 1	2.61[1]	Credit Suisse Group AG	4/01/13	USD	2,560	$15,471
TRX.II.AAA Series 1	2.61[1]	Credit Suisse Group AG	7/01/13	USD	7,310	41,665
TRX.II.AAA Series 1	2.61[1]	Deutsche Bank AG	7/01/13	USD	4,995	16,307
TRX.II.AAA Series 1	2.61[1]	Morgan Stanley	7/01/13	USD	17,700	74,452
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Group, Inc.	1/12/39	USD	10,114	(1,678)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Group, Inc.	1/12/39	USD	10,114	(1,678)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Barclays Plc	1/12/41	USD	15,428	284,752
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citigroup, Inc.	1/12/41	USD	33,382	226,238
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citigroup, Inc.	1/12/41	USD	9,566	(191,596)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Group, Inc.	1/12/41	USD	5,076	4,758
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase & Co.	1/12/41	USD	14,641	45,462
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citigroup, Inc.	1/12/43	USD	5,510	(1,260)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citigroup, Inc.	1/12/43	USD	3,432	(7,881)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse Group AG	1/12/43	USD	7,768	(10,740)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Group, Inc.	1/12/43	USD	5,962	(2,761)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase & Co.	1/12/43	USD	12,736	85,137
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase & Co.	1/12/43	USD	9,936	99,166

Total						$675,814

[1]	Fund receives the total return of the reference entity and pays the fixed rate. Net payment made at termination.
[2]	Fund pays the total return of the reference entity and receives the floating rate.
[3]	Fund pays the floating rate and receives the total return of the reference entity.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS II	MARCH 31, 2013	39

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$340,338,624	$193,973,868	$534,312,492
Common Stocks	$1,432,270	–	–	1,432,270
Corporate Bonds	–	1,194,451,279	72,910,825	1,267,362,104
Floating Rate Loan Interests	–	156,724,112	25,199,793	181,923,905
Foreign Agency Obligations	–	150,078,561	–	150,078,561
Foreign Government Obligations	–	449,801,599	–	449,801,599
Investment Companies	176,654,556	–	–	176,654,556
Non-Agency Mortgage-Backed Securities	–	703,021,091	84,697,592	787,718,683
Preferred Securities	16,133,845	24,330,194	–	40,464,039
Taxable Municipal Bonds	–	161,853,529	–	161,853,529
U.S. Government Sponsored Agency Securities	–	4,059,622,679	21,599,719	4,081,222,398
U.S. Treasury Obligations	–	576,715,439	–	576,715,439
Short-Term Securities:
Borrowed Bond Agreements	–	504,278,990	–	504,278,990
Foreign Government Obligations	–	91,697,107	–	91,697,107
Money Market Fund	45,970,162	–	–	45,970,162
Options Purchased
Credit Contracts	–	25,699	–	25,699
Equity Contracts	2,368,188	7,743,251	–	10,111,439
Foreign Currency Exchange Contracts	–	38,452,748	–	38,452,748
Interest Rate Contracts	773,175	20,240,271	–	21,013,446
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(3,396,346,846)	–	(3,396,346,846)
Borrowed Bonds	–	(412,011,157)	–	(412,011,157)
Securities Sold Short	–	(7,294,425)	–	(7,294,425)

Total	$243,332,196	$4,663,722,745	$398,381,797	$5,305,436,738

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$5,389,701	–	$5,389,701
Equity contracts	$970,664	–	–	970,664
Foreign currency exchange contracts	–	31,523,931	–	31,523,931
Interest rate contracts	1,962,724	1,795,962	–	3,758,686
Liabilities:			–
Credit contracts	–	(16,813,682)	–	(16,813,682)
Equity contracts	(30,558)	–	–	(30,558)
Foreign currency exchange contracts	–	(48,076,197)	–	(48,076,197)
Interest rate contracts	(15,928,117)	(2,012,905)	–	(17,941,022)

Total	$(13,025,287)	$(28,193,190)	–	$(41,218,477)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

40	BLACKROCK FUNDS II	MARCH 31, 2013

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Income Opportunities Portfolio

—

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$894,162	–	–	$894,162
Cash pledged as collateral for financial futures contracts	26,879,000	–	–	26,879,000
Cash pledged as collateral for swap contracts	19,122,000	–	–	19,122,000
Liabilities:
Reverse repurchase agreements	–	$(322,062,013)	–	(322,062,013)
Bank overdraft	–	(26,170,058)	–	(26,170,058)
Cash received as collateral for reverse repurchase agreements	–	(1,900,000)	–	(1,900,000)
Cash received as collateral for swap contracts	–	(22,171,000)	–	(22,171,000)

Total	$46,895,162	$(372,303,071)	–	$(325,407,909)

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Collateralized Debt Obligations	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total

Assets:
Opening Balance, as of December 31, 2012	$25,798,649	$137,623,895	$32,329,000	$14,358,118	$69,654,667	–	$279,764,329
Transfers into Level 3[2]	17,086,650	–	2,985,000	3,437,455	–	–	23,509,105
Transfers out of Level 3[2]	(12,855,048)	–	–	(1,024,681)	(23,292,857)	–	(37,172,586)
Other[3]	124,309,306	(137,623,895)	–	–	13,314,589	–	–
Accrued discounts/premiums	241,353	–	1,149	4,067	41,809	–	288,378
Net realized gain (loss)	219,380	–	3,726	127	310,584	–	533,817
Net change in unrealized appreciation/depreciation[4]	3,722,756	–	134,331	78,682	149,182	$ (684,677)	3,400,274
Purchases	48,485,154	–	37,779,674	8,354,700	27,698,872	22,284,396	144,602,796
Sales	(13,034,332)	–	(322,055)	(8,675)	(3,179,254)	–	(16,544,316)

Closing Balance, as of March 31, 2013	$193,973,868	–	$72,910,825	$25,199,793	$84,697,592	$21,599,719	$398,381,797

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]	Certain Level 3 investments were re-classified between Asset-Backed Securities, Collateralized Debt Obligations and Non-Agency Mortgaged-Backed Securities.

[4]	The change in unrealized appreciation/depreciation on investments still held as of March 31, 2013 was $3,439,332.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	MARCH 31, 2013	41

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: May 24, 2013